As filed with the Securities and Exchange Commission on January 30, 2009

                                             1933 Act Registration No. 333-67552
                                             1940 Act Registration No. 811-10467

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. ___                                         [ ]
     Post-Effective Amendment No. 12                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 12                                                        [X]

                        (Check appropriate box or boxes.)

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                          11111 Santa Monica Boulevard
                                   Suite 1500
                              Los Angeles, CA 90025
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (310) 231-6117

                                             Copies to:

SEI Investments Global Funds Services        MARK D. PERLOW
One Freedom Valley Drive                     K&L Gates LLP
Oaks, PA  19456                              Four Embarcadero Center, Suite 1200
(Name and address of agent for service)      San Francisco, CA 94111
                                             Telephone: (415) 249-1070
                                             Facsimile: (415) 882-8220

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:

[X]  Immediately upon filing pursuant to paragraph (b)
[ ]  On ________ pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  On  ________ pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On ___________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    (GRAPHIC)

                                   PROSPECTUS

                                JANUARY 30, 2009


                                    CAUSEWAY
                                  INTERNATIONAL
                                   VALUE FUND


                                 CAUSEWAY GLOBAL
                                   VALUE FUND


                                CAUSEWAY EMERGING
                                  MARKETS FUND

                        CAUSEWAY CAPITAL MANAGEMENT LLC

                                   (GRAPHIC)

                                   (GRAPHIC)

                    As with all other mutual fund securities,
                     the Securities and Exchange Commission
              has not approved or disapproved of these securities
                     or passed on the accuracy or adequacy
                     of this prospectus. Any representation
                     to the contrary is a criminal offense.

TABLE OF CONTENTS

CAUSEWAY INTERNATIONAL VALUE FUND
   Fund Summary                                                                2
   About Causeway International Value Fund                                     2
   Performance                                                                 3
   Fees and Expenses                                                           4


CAUSEWAY GLOBAL VALUE FUND
   Fund Summary                                                                6
   About Causeway Global Value Fund                                            6
   Performance                                                                 8
   Fees and Expenses                                                           8


CAUSEWAY EMERGING MARKETS FUND
   Fund Summary                                                               10
   About Causeway Emerging Markets Fund                                       10
   Performance                                                                12
   Fees and Expenses                                                          12

FUND DETAILS
   Additional Investment Information                                          14
   Investment Risks                                                           14
   Information about Portfolio Holdings                                       16
   Management of the Funds                                                    16
   Investing in the Funds                                                     19
   Description of Classes                                                     19

   How to Purchase and Sell Fund Shares                                       20
   Dividends and Capital Gains Distributions                                  26

   Tax Consequences                                                           26


FINANCIAL HIGHLIGHTS                                                          28


This prospectus contains information about Causeway International Value Fund (the "International Value Fund"), Causeway Global Value Fund (the "Global Value Fund") and Causeway Emerging Markets Fund (the "Emerging Markets Fund"), each of which is a diversified series of Causeway Capital Management Trust. Each of the International Value Fund, the Global Value Fund and the Emerging Markets Fund is sometimes referred to below as a "Fund," and together they are sometimes referred to collectively as the "Funds."

CAUSEWAY INTERNATIONAL VALUE FUND

FUND SUMMARY

ABOUT CAUSEWAY INTERNATIONAL VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek long-term growth of capital and income.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests primarily in common stocks of companies in developed countries located outside the U.S. Normally, the Fund invests at least 80% of its total assets in stocks in at least ten foreign markets and invests the majority of its total assets in companies that pay dividends or repurchase their shares. The Fund may invest up to 30% of its assets in stocks of companies located in any one country, except this limit is 35% in the U.K. The Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets.


When investing the Fund's assets, Causeway Capital Management LLC (the "Investment Adviser") follows a value style. This means that the Investment Adviser buys stocks that it believes have a lower price than their true worth. For example, stocks may be "undervalued" because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. At the same time, the prices of their stocks may be depressed because investors associate the companies with their industries.


The Investment Adviser considers each of the following value characteristics in making investment decisions for the Fund:

- Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

- High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

- Low price-to-book value ratio (stock price divided by book value per share) relative to the market

- Low price-to-cash flow ratio (stock price divided by net income plus noncash charges per share) relative to the market

-    Financial strength

Generally, price-to-earnings and yield are the most important factors.

See "Fund Details" beginning on page 14 for more information about the Fund's investment program.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.



                               2 CAUSEWAY FUNDS

The Fund's value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the "MSCI EAFE(R) Index"). This Index is an arithmetical average index weighted by market value of the performance of over 1,100 non-U.S. companies representing 21 stock markets in Europe, Australia, New Zealand and the Far East. Accordingly, the return of the Fund will not necessarily be similar to the return of the MSCI EAFE(R) Index.


In addition, because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund's securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" beginning on page 14 for more information about the risks associated with the Fund.

WHO SHOULD INVEST?

The Fund may be an appropriate investment if you:

- Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

- Are seeking to diversify a portfolio of equity securities to include foreign securities.

- Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities.

- Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.


PERFORMANCE

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Class from year to year.


                                  (BAR CHART)

2002   -10.86%
2003    45.86%
2004    26.59%
2005     8.13%
2006    26.07%
2007     7.87%
2008   -41.95%


During the period shown in the bar chart, the best quarter was 25.64% (6/30/03) and the worst quarter was -22.43% (9/30/02).


                                CAUSEWAY FUNDS 3

AVERAGE ANNUAL TOTAL RETURNS


The following table compares the Fund's average annual total returns for the periods ended December 31, 2008, to those of the MSCI EAFE(R) Index.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                       SINCE
INSTITUTIONAL CLASS                1 YEAR   5 YEAR   INCEPTION*
-------------------                ------   ------   ----------
Fund Returns

Before Taxes                       -41.95%   1.56%      5.80%

Fund Returns
After Taxes
on Distributions**                 -43.54%  -0.41%      4.27%

Fund Returns
After Taxes on Distributions
and Sale of Fund Shares**          -26.80%   1.29%      4.98%

INVESTOR CLASS
-------------------
Fund Returns
Before Taxes                       -42.06%   1.34%      5.55%

MSCI EAFE(R) Index
(reflects no deduction for fees,
expenses or taxes)                 -43.06%   2.10%      4.00%


*    Since October 26, 2001.

**   After-tax returns are shown for Institutional Class only; after-tax returns for Investor Class will vary.

FEES AND EXPENSES

The Fund offers two different classes of shares - Institutional Class and Investor Class. Although your money will be invested in the same way no matter which class of shares you buy, there are differences in the fees and expenses associated with each class. Not everyone is eligible to buy both classes. Please refer to "Description of Classes" and "How to Purchase and Sell Fund Shares" beginning on page 19 for more information.

Fund investors pay various expenses, either directly or indirectly. The table below lists some of the main types of expenses which the Fund may charge.


SHAREHOLDER TRANSACTION FEES are fees charged directly to an investor's account. The Fund does not impose a sales charge. However, the Fund imposes a redemption fee of 2% on the original value of shares redeemed less than 60 days after purchase.


ANNUAL FUND OPERATING EXPENSES are expenses that cover the costs of operating the Fund and are paid out of the Fund's assets. These expenses include management fees, shareholder service fees and other expenses. These expenses are paid indirectly by all shareholders.

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.


                                4 CAUSEWAY FUNDS

SHAREHOLDER TRANSACTION FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      INSTITUTIONAL   INVESTOR
                                          CLASS         CLASS
                                      -------------   --------
Sales Charge (Load) on Purchases
and Reinvested Distributions               None         None

Deferred Sales Charge (Load)               None         None

Redemption Fee on shares held less
than 60 days (as a % of original
value of shares redeemed)                  2.00%        2.00%


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      INSTITUTIONAL   INVESTOR
                                          CLASS         CLASS
                                      -------------   --------
Management Fees                            0.80%        0.80%

Shareholder Service Fees                   None         0.23%


Other Expenses(1)                          0.12%        0.12%

Total Annual Fund
Operating Expenses(1)                      0.92%        1.15%


(1) "Other Expenses" and "Total Annual Fund Operating Expenses" reflect acquired fund fees and expenses of less than 0.01%, which are fees and expenses charged by funds in which the Fund invests, including money market funds used to temporarily invest cash. The "Total Annual Fund Operating Expenses" disclosed above differ from the expense ratios (the ratios of expenses to average net assets) in the financial highlights section of this Prospectus because the financial highlights depict each class's operating expenses and do not include acquired fund fees and expenses, which are required to be reflected in the above table by the Securities and Exchange Commission.


Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.05% and 1.30% of the average daily net assets of Institutional Class and Investor Class shares, respectively. The expense limit agreement will remain in effect until September 30, 2009. No expenses were reimbursed in the fiscal year ended September 30, 2008.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                      ------   -------   -------   --------
Institutional Class    $ 94      $293      $509     $1,131
Investor Class         $117      $365      $633     $1,398



                                CAUSEWAY FUNDS 5

CAUSEWAY GLOBAL VALUE FUND

FUND SUMMARY

ABOUT CAUSEWAY GLOBAL VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek long-term growth of capital and income.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund invests primarily in common stocks of companies in developed countries located outside the U.S. and of companies in the U.S. Normally, the Fund invests the majority of its total assets in companies that pay dividends or repurchase their shares.

The Fund may invest up to 20% of its total assets in companies in emerging (less developed) markets. Under normal circumstances, the Fund will invest at least 40% of its total assets in companies located outside the U.S. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Investment Adviser determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morgan Stanley Capital International country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. These categories are designed to identify investments that are tied economically to, and subject to the risks of, investing outside the U.S.

When investing the Fund's assets, the Investment Adviser follows a value style. This means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be "undervalued" because the issuing companies are part of industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. At the same time, the prices of their stocks may be depressed because investors associate the companies with their industries.

The Investment Adviser considers each of the following value characteristics in making investment decisions for the Fund:

- Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector

- High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market

- Low price-to-book value ratio (stock price divided by book value per share) relative to the market

- Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market

-    Financial strength

Generally, price-to-earnings and yield are the most important factors.

See "Fund Details" beginning on page 14 for more information about the Fund's investment program.


                               6 CAUSEWAY FUNDS

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Fund's value discipline sometimes prevents or limits investments in stocks that are in its benchmark index, the Morgan Stanley Capital International World Index (the "MSCI World Index"). This Index is a free float-adjusted market capitalization index, designed to measure developed market equity performance, consisting of 23 developed country indexes, including the U.S. Accordingly, the return of the Fund will not necessarily be similar to the return of the MSCI World Index.

In addition, because the Fund invests a significant portion of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund's securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" beginning on page 14 for more information about the risks associated with the Fund.

WHO SHOULD INVEST?

The Fund may be an appropriate investment if you:

- Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

- Are seeking to diversify a portfolio of equity securities to include foreign securities as well as U.S. securities.

- Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, including emerging markets securities.

- Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital and income.


                                CAUSEWAY FUNDS 7

PERFORMANCE

The Fund commenced operations on April 29, 2008 and does not have a full calendar year of performance to present. Once it has been in operation for a full calendar year, performance information will be presented.

FEES AND EXPENSES

The Fund offers one class of shares - the Institutional Class. Not everyone is eligible to buy Institutional Class shares. Please refer to "Description of Classes" and "How to Purchase and Sell Fund Shares" beginning on page 19 for more information.

Fund investors pay various expenses, either directly or indirectly. The table below lists some of the main types of expenses which the Fund may charge.

SHAREHOLDER TRANSACTION FEES are fees charged directly to an investor's account. The Fund does not impose a sales charge. However, the Fund imposes a redemption fee of 2% on the original value of shares redeemed less than 60 days after purchase.

ANNUAL FUND OPERATING EXPENSES are expenses that cover the costs of operating the Fund and are paid out of the Fund's assets. These expenses include management fees and other expenses. These expenses are paid indirectly by all shareholders.

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER TRANSACTION FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                     INSTITUTIONAL
                                         CLASS
                                     -------------
Sales Charge (Load) on Purchases
and Reinvested Distributions             None

Deferred Sales Charge (Load)             None

Redemption Fee on shares held less
than 60 days (as a % of original
value of shares redeemed)                2.00%

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                     INSTITUTIONAL
                                         CLASS
                                     -------------
Management Fees                          0.85%

Shareholder Service Fees                  None

Other Expenses(1)*                       2.98%

Total Annual Fund

Operating Expenses(1)*                   3.83%

Expense Reimbursement(2)*                2.73%

Net Annual Fund
Operating Expenses(1)*                   1.10%

(1) "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" reflect acquired fund fees and expenses of less than 0.01%, which are fees and expenses charged by funds in which the Fund invests, including money market funds used to temporarily invest cash.

(2) Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests and extraordinary expenses) from exceeding 1.10% of the average daily net assets of Institutional Class shares. The expense limit agreement will remain in effect until September 30, 2009.

* "Other Expenses," "Total Annual Fund Operating Expenses," "Expense Reimbursement" and "Net Annual Fund Operating Expenses" for the Fund are based on estimates for the current fiscal year.


                               8 CAUSEWAY FUNDS

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR   3 YEARS
                      ------   -------
Institutional Class    $112      $917


                                CAUSEWAY FUNDS 9

CAUSEWAY EMERGING MARKETS FUND

FUND SUMMARY

ABOUT CAUSEWAY EMERGING MARKETS FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund normally invests at least 80% of its total assets in equity securities of companies in emerging (less developed) markets and other investments that are tied economically to emerging markets. For these purposes, the Investment Adviser considers eligible investments generally to include common stock, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts and Exchange Traded Funds ("ETFs"). The Fund may also invest in forward foreign currency exchange contracts, structured instruments and other derivatives.

The Investment Adviser uses a quantitative investment approach to selecting investments for the Fund. The Investment Adviser's proprietary computer model analyzes a variety of fundamental, technical and macroeconomic factors to assist in selecting securities. The model currently is based predominantly on factors that focus on the characteristics of individual securities, and to a lesser extent on factors that focus on the characteristics of countries and sectors.


The Fund intends to invest in ten or more emerging markets, and the percentage of the Fund's total assets attributable to any one country is not expected to be greater than the weight of that country in the Morgan Stanley Capital International Emerging Markets Index (the "MSCI EM Index") plus 3 percentage points, or less than the weight of that country in the MSCI EM Index minus 3 percentage points. Emerging markets in which the Fund may invest include, but are not limited to, countries included in the MSCI EM Index, which currently are: Argentina, Brazil, Chile, China, Columbia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, and Turkey. In addition, at the discretion of the Investment Adviser, the Fund may invest in the aggregate up to 10% of total Fund assets in emerging markets not included in the MSCI EM Index. The Investment Adviser determines where a company is located, and thus whether a company is located in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its Morgan Stanley Capital International country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

The Fund generally invests in companies with market capitalizations of US$500 million or greater at the time of investment and may invest in a wide range of industries.


See "Fund Details" beginning on page 14 for more information about the Fund's investment program.


                            10 CAUSEWAY FUNDS

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


As with any mutual fund, the value of the Fund's investments, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund's investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

The Fund's investments in emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund's securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because the Fund invests in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.

Data for emerging markets companies may be less available and/or less current than data for developed markets companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its processes and stock selection can be adversely affected if it relies on erroneous or outdated data.


Some of the Fund's investments may be in smaller capitalization companies. The values of securities of smaller, less well-known companies can be more volatile than those of larger companies and can react differently to company, political, market, and economic developments than the market as a whole and other types of stocks. Smaller companies can have more limited product lines, markets, and financial resources.



An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

See "Investment Risks" beginning on page 14 for more information about the risks associated with the Fund.

WHO SHOULD INVEST?

The Fund may be an appropriate investment if you:

- Are seeking long-term growth of capital and can withstand the share price volatility of equity investing.

- Are seeking to diversify a portfolio of equity securities to include emerging markets securities.

- Can tolerate the increased volatility and currency fluctuations associated with investments in foreign securities, and especially emerging markets.

- Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.



                               CAUSEWAY FUNDS 11

PERFORMANCE




The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund's Institutional Class for the last calendar year.

                              (PERFORMANCE GRAPH)

2008   -58.45%

During the period shown in the bar chart, the best quarter was 0.69% (6/30/08) and the worst quarter was -31.44% (9/30/08).

AVERAGE ANNUAL TOTAL RETURNS

The following table compares the Fund's average annual total returns for the periods ended December 31, 2008, to those of the MSCI EM Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                 SINCE
INSTITUTIONAL CLASS   1 YEAR   INCEPTION*
-------------------   ------   ----------
Fund Returns
Before Taxes          -58.45%    -26.84%

Fund Returns
After Taxes
on Distributions**    -58.85%    -27.91%

Fund Returns
After Taxes
on Distributions
and Sale of Fund
Shares**              -38.00%    -22.73%

INVESTOR CLASS
-------------------
Fund Returns
Before Taxes          -58.52%    -26.82%

MSCI EM Index
(reflects no
deduction for fees,
expenses or taxes)    -53.17%    -22.19%

*    Since March 30, 2007.

**   After-tax returns are shown for Institutional Class only; after-tax returns for Investor Class will vary.


FEES AND EXPENSES

The Fund offers two different classes of shares -Institutional Class and Investor Class. Although your money will be invested in the same way no matter which class of shares you buy, there are differences in the fees and expenses associated with each class. Not everyone is eligible to buy both classes. Please refer to "Description of Classes" and "How to Purchase and Sell Fund Shares" beginning on page 19 for more information.

Fund investors pay various expenses, either directly or indirectly. The table below lists some of the main types of expenses which the Fund may charge.


                              12 CAUSEWAY FUNDS

SHAREHOLDER TRANSACTION FEES are fees charged directly to an investor's account. The Fund does not impose a sales charge. However, the Fund imposes a redemption fee of 2% on the original value of shares redeemed less than 60 days after purchase.


ANNUAL FUND OPERATING EXPENSES are expenses that cover the costs of operating the Fund and are paid out of the Fund's assets. These expenses include management fees, shareholder service fees and other expenses. These expenses are paid indirectly by all shareholders.

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER TRANSACTION FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      INSTITUTIONAL   INVESTOR
                                          CLASS         CLASS
                                      -------------   --------
Sales Charge (Load) on Purchases
and Reinvested Distributions              None          None

Deferred Sales Charge (Load)              None          None

Redemption Fee on shares held less
than 60 days (as a % of original
value of shares redeemed)                 2.00%         2.00%


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                      INSTITUTIONAL   INVESTOR
                                          CLASS         CLASS
                                      -------------   --------
Management Fees                           1.00%         1.00%

Shareholder Service Fees                  None          0.25%


Other Expenses(1)                         0.57%         0.57%

Total Annual Fund
Operating Expenses(1)                     1.57%         1.82%

Expense Reimbursement(2)                  0.22%         0.22%

Net Annual Fund
Operating Expenses(1)                     1.35%         1.60%

(1) "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" reflect acquired fund fees and expenses of less than 0.01%, which are fees and expenses charged by funds in which the Fund invests, including ETFs used to gain exposure to certain emerging markets and money market funds used to temporarily invest cash. The "Total Annual Fund Operating Expenses" disclosed above differ from the expense ratios (the ratios of expenses to average net assets (excluding waivers)) in the financial highlights section of this Prospectus because the financial highlights depict each class's operating expenses and do not include acquired fund fees and expenses, which are required to be reflected in the above table by the Securities and Exchange Commission.

(2) Under the terms of an expense limit agreement, the Investment Adviser has agreed to reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% and 1.60% of the average daily net assets of Institutional Class and Investor Class shares, respectively. The expense limit agreement will remain in effect until September 30, 2009.


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                      ------   -------   -------   --------

Institutional Class    $137      $474      $834     $1,849
Investor Class         $163      $551      $965     $2,119



                                CAUSEWAY FUNDS 13

FUND DETAILS

ADDITIONAL INVESTMENT INFORMATION

COMMON STOCKS

The Funds invest primarily in common stocks, which are securities representing ownership interests in corporations.

MONEY MARKET INVESTMENTS

To meet redemptions and when waiting to invest cash receipts, the Funds may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. A larger percentage of such investments could moderate a Fund's investment results. Also, the Funds temporarily can invest up to 100% of their assets in short-term, investment grade bonds, and other money market instruments in response to adverse market, economic or political conditions. A Fund may not achieve its investment objective using this type of investing.

DERIVATIVES

In pursuing their investment objectives, the Funds may (but are not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including forwards, swaps, structured instruments, futures and options contracts to hedge foreign currency exposure, replace direct investing, and/or hedge equity exposure.

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that the Fund's performance will be positive for any period of time. For more information about the risks of investing in each Fund, including risks associated with investments in particular countries, please see the Funds' Statement of Additional Information ("SAI"), which is available upon request.

The Funds' principal risks are listed below:

MARKET AND SELECTION RISK

Market risk is the risk that the market will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that a Fund's portfolio managers select will underperform the market or other funds with similar investment objectives and investment strategies.

ISSUER-SPECIFIC RISK

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

FOREIGN AND EMERGING MARKETS RISK

A Fund's investments in foreign securities involve special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties. In particular, investments in foreign securities involve the following risks:

- The economies of some foreign markets often do not compare favorably with that of the U.S. in areas such as growth of gross national product,


                                14 CAUSEWAY FUNDS
     reinvestment of capital, resources, and balance of payments. Some of these economies may rely heavily on particular industries or foreign capital. They may be more vulnerable to adverse diplomatic developments, the imposition of economic sanctions against a country, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures.

- Governmental actions - such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes - may adversely affect investments in foreign markets.

- The governments of certain countries may prohibit or substantially restrict foreign investing in their capital markets or in certain industries. This could severely affect security prices. This could also impair a Fund's ability to purchase or sell foreign securities or transfer its assets or income back to the U.S., or otherwise adversely affect a Fund's operations.

- Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries are less extensive than those available to investors in the U.S. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Corporate governance may not be as robust as in more developed countries. As a result, protections for minority investors may not be strong, which could affect security prices.

- Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

- Because there are usually fewer investors on foreign exchanges and smaller numbers of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S.

- Foreign markets may have different clearance and settlement procedures. In certain markets, settlements may not keep pace with the volume of securities transactions. If this occurs, settlement may be delayed and a Fund's assets may be uninvested and may not be earning returns. A Fund also may miss investment opportunities or not be able to sell an investment because of these delays.

- Changes in currency exchange rates will affect the value of a Fund's foreign holdings and hedging transactions in foreign currencies.

- The costs of foreign securities transactions tend to be higher than those of U.S. transactions.

- International trade barriers or economic sanctions against foreign countries may adversely affect a Fund's foreign holdings.


                                CAUSEWAY FUNDS 15

DERIVATIVES

The Funds also may invest in derivatives including forward currency contracts, futures, swaps, structured instruments and options. Derivatives may allow a Fund to increase or decrease its level of risk exposure more efficiently than other types of instruments. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements and can limit potential for growth in the value of an interest in a Fund. Derivatives are volatile and involve significant risks, including:

- CREDIT RISK - Credit risk is the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

- CURRENCY RISK - Currency risk is the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

- LEVERAGE RISK - Leverage risk is the risk that relatively small market movements may result in large changes in the value of an investment. Investments that involve leverage can result in losses that greatly exceed the amount originally invested.

- LIQUIDITY RISK - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

- BASIS RISK - Basis risk is the risk that the value of a derivative instrument does not react in parallel with the value of the underlying security.

INFORMATION ABOUT PORTFOLIO HOLDINGS


A description of the Funds' policy and procedures with respect to the disclosure of their portfolio securities is available in the SAI, which is available upon request.

If you would like further information about a Fund, including how it invests, please see the SAI.


MANAGEMENT OF THE FUNDS

ABOUT THE INVESTMENT ADVISER


Causeway Capital Management LLC, the Funds' Investment Adviser, manages each Fund's investments under the overall supervision of the Board of Trustees. The Investment Adviser is responsible for making all investment decisions for the Funds. Each Fund pays the Investment Adviser an annual management fee equal to a percentage of its average daily net assets, as indicated in the table below.

FUND                       MANAGEMENT FEE
----                       --------------
International Value Fund        0.80%
Global Value Fund               0.85%
Emerging Markets Fund           1.00%

The Investment Adviser began operations as an investment adviser in June 2001. The Investment Adviser had approximately $8.7 billion in assets under management as of December 31, 2008. The Investment Adviser's address is 11111 Santa Monica Boulevard, Suite 1500, Los Angeles, CA 90025.



                                16 CAUSEWAY FUNDS

A discussion regarding the basis for the approval by the Board of Trustees of each Fund's Investment Advisory Agreement is contained in the Fund's Annual Report to Shareholders for the year or period ended September 30, 2008.

ABOUT THE INTERNATIONAL VALUE FUND AND GLOBAL VALUE FUND PORTFOLIO MANAGERS

The International Value Fund and Global Value Fund are managed by a team of portfolio managers comprised of Sarah H. Ketterer, Harry W. Hartford, James A. Doyle, Jonathan P. Eng and Kevin Durkin. Their backgrounds are described below.

Sarah H. Ketterer is the chief executive officer of the Investment Adviser and is responsible for research in the global financials and industrials sectors. Ms. Ketterer co-founded the Investment Adviser in June 2001. Prior to that, she was with the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P. ("HW-MLIM") since 1996, where she was a managing director and co-head of the International and Global Value Equity Team in Los Angeles.

Harry W. Hartford is the president of the Investment Adviser and is responsible for research in the global financials, materials and industrials sectors. Mr. Hartford co-founded the Investment Adviser in June 2001. Prior to that, he was with HW-MLIM since 1996, where he was a managing director and co-head of the International and Global Value Equity Team in Los Angeles.

James A. Doyle is a director of the Investment Adviser and is responsible for research in the global consumer discretionary, healthcare and information technology sectors. He joined the firm in June 2001. Previously, Mr. Doyle was with HW-MLIM since 1997, where he was a vice president and the head of investment research for the International and Global Value Equity Team in Los Angeles.

Jonathan P. Eng is a director of the Investment Adviser and is responsible for research in the global consumer discretionary and industrials sectors. Mr. Eng joined the firm in July 2001. From 1997 to July 2001, Mr. Eng was with HW-MLIM in Los Angeles and London, where he was an equity research associate for the International and Global Value Equity Team.

Kevin Durkin is a director of the Investment Adviser and is responsible for research in the global consumer staples, industrials, and energy sectors. Mr. Durkin joined the firm in June 2001. From 1999 to June 2001, Mr. Durkin was with HW-MLIM in Los Angeles, where he was an equity research associate for the International and Global Value Equity Team.


ABOUT THE EMERGING MARKETS FUND PORTFOLIO MANAGERS

The Emerging Markets Fund is managed by Arjun Jayaraman and MacDuff Kuhnert. Their backgrounds are described below.


Arjun Jayaraman, PhD, CFA, is head of the quantitative research group at the Investment Adviser. He has been a portfolio manager at the Investment Adviser since January 2006. From 2004 to 2005, Dr. Jayaraman was a portfolio manager for quantitative strategies at PanAgora Asset Management. He was the lead portfolio manager of its non-U.S. large cap core equity portfolios and was the co-portfolio manager of its global large



                               CAUSEWAY FUNDS 17
cap core equity portfolios. From 2000-2004, Dr. Jayaraman managed similar portfolios at Putnam Investments in addition to working closely with the teams that managed Putnam's traditional non-U.S. strategies.


MacDuff Kuhnert, CFA, performs quantitative research for the Investment Adviser. He joined the Investment Adviser in July 2001. His responsibilities include product development, asset allocation, risk management, and the design and implementation of proprietary valuation models and other quantitative tools. From 1996 to July 2001, Mr. Kuhnert worked for HW-MLIM as a quantitative research associate, where he created and developed advanced quantitative models used in the international value investment process.


The SAI, which is available upon request, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and their ownership of shares of the Funds.


THE GLOBAL VALUE FUND PORTFOLIO MANAGERS' PERFORMANCE INFORMATION

The following tables contain certain performance information for the Investment Adviser's Global Value Equity Composite (the "Global Composite"). The Global Composite consists of all discretionary, fee-paying accounts managed by the Investment Adviser with substantially similar objectives, policies, strategies and risks to those of the Fund. The Global Composite currently consists of one account. The portfolio managers at the Investment Adviser responsible for managing the Global Value Fund are responsible for the performance of the Global Composite. Through March 30, 2007, the Investment Adviser managed the Global Composite using research and certain recommendations regarding U.S. value stocks from an unaffiliated investment advisory firm under a research services agreement for an asset-based fee.

The performance information is limited and may not reflect performance in all economic cycles. The private account in the Global Composite was not subject to certain investment limitations, diversification requirements and other restrictions imposed on registered investment companies such as the Global Value Fund, including those under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, might have adversely affected the performance of the private account in the Global Composite.

The "net" Global Composite performance information below is presented after deduction of 1.10% in Net Annual Fund Operating Expenses (which reflects the Investment Adviser's agreement to reimburse certain Fund expenses) as described in the Global Value Fund's fee table (see "Fees and Expenses" above). The "gross" Global Composite performance information below is presented before advisory fees, custody charges, withholding taxes and other indirect expenses applicable to the Global Value Fund, but after commissions and trading expenses.

Annual return data is presented for each calendar year since the inception of the Global Composite in October 2001. Total returns are presented for the one-year period, and average annual total


                                18 CAUSEWAY FUNDS
returns are presented for the three-year, five-year and since inception periods of the Global Composite through December 31, 2008.

THIS PERFORMANCE INFORMATION IS NOT THE HISTORICAL PERFORMANCE OF THE GLOBAL VALUE FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PAST PERFORMANCE OF THE GLOBAL COMPOSITE IS NOT INDICATIVE OF THE FUTURE PERFORMANCE OF THE GLOBAL VALUE FUND.

Global Composite -- Average Annual Total Returns For the Periods Ended December 31, 2008:


                               (PERFORMANCE GRAPH)

                               Return (%)
                1 Year   3 Years   5 Years   Inception
                ------   -------   -------   ---------
Causeway Net     -44.2    -11.1      0.3        6.5
Causway Gross    -43.8    -10.5      0.3        7.2
MSCI World       -40.3     -7.6      0.0        2.2

Global Composite -- Calendar Year Total Returns Since Inception:


                               (PERFORMANCE GRAPH)

                                   Return (%)
                 2002   2003   2004   2005   2006   2007    2008
                -----   ----   ----   ----   ----   ----   -----
Causeway Net     -7.1   50.7   26.3   11.1   23.5    2.0   -44.2
Causway Gross    -6.5   51.7   27.1   11.8   24.2    2.6   -43.8
MSCI World      -19.5   33.8   15.3   10.0   20.6    9.6   -40.3

GLOBAL COMPOSITE ACCOUNT RETURNS ARE CALCULATED DAILY. MONTHLY ACCOUNT RETURNS ARE CALCULATED BY GEOMETRICALLY LINKING THE DAILY RETURNS. THE GLOBAL COMPOSITE IS CALCULATED MONTHLY BY WEIGHTING MONTHLY ACCOUNT RETURNS BY THE BEGINNING MARKET VALUE. VALUATIONS AND RETURNS ARE COMPUTED AND STATED IN U.S. DOLLARS. RETURNS INCLUDE THE REINVESTMENT OF INTEREST, DIVIDENDS AND ANY OTHER DISTRIBUTIONS AND ARE GROSS OF SOURCE COUNTRY WITHHOLDING TAXES ON INTEREST, DIVIDENDS AND CAPITAL GAINS.

THE MSCI WORLD INDEX IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX, DESIGNED TO MEASURE DEVELOPED MARKET EQUITY PERFORMANCE, CONSISTING OF 23 DEVELOPED COUNTRY INDICES, INCLUDING THE U.S. THIS INDEX IS UNMANAGED AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND/OR DISTRIBUTIONS, BUT DOES NOT REFLECT SALES CHARGES, COMMISSIONS, EXPENSES AND TAXES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.


INVESTING IN THE FUNDS

DESCRIPTION OF CLASSES


The International Value Fund and Emerging Markets Fund offer two classes of shares - Investor Class and Institutional Class. The Global Value Fund offers one class of shares - the Institutional Class. Each share class has its own expense structure. Each share class represents an ownership interest in the same investment portfolio.


Investor Class shares are for retail investors who meet the account minimum and investors purchasing shares through financial intermediaries authorized to make Investor Class shares available. Institutional Class shares are for institutions and individuals who meet the account minimum and investors purchasing through financial


                                CAUSEWAY FUNDS 19
intermediaries authorized to make Institutional Class shares available.


INVESTOR CLASS (International Value Fund and Emerging Markets Fund only)

-    no upfront or deferred sales charge
-    up to 0.25% annual shareholder service fee
-    higher annual expenses
-    $5,000 minimum initial investment ($4,000 for IRAs)


INSTITUTIONAL CLASS (all Funds)

-    no upfront or deferred sales charge
-    no shareholder service fee
-    lower annual expenses
-    $1 million minimum initial investment


The account minimums for Institutional and Investor Class shares are waived for employees and board members of the Investment Adviser and Trustees of the Funds and their families. The Funds' officers may, in their discretion, also waive or lower account minimums for customers of a financial intermediary or investment adviser if the aggregate investments of the customers of the financial intermediary or investment adviser meet the account minimum or are believed likely to meet the account minimum in the future.

If you are the beneficial owner of an Investor Class account or multiple Investor Class accounts directly with the International Value Fund or the Emerging Markets Fund and your total investment in a Fund exceeds $1 million, you may request your Fund to convert your shares to Institutional Class shares.

HOW TO PURCHASE AND SELL FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds. Currently, you cannot exchange shares of your Fund for shares of any other Fund.


HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day").

You may purchase shares directly by:
-    Mail
-    Telephone
-    Wire
-    Automated Clearing House ("ACH"), or
-    Internet (www.causewayfunds.com).


To purchase shares directly from us, complete and send in the enclosed application. If you need an application or have questions, please call 1-866-947-7000 or visit www.causewayfunds.com. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "Causeway International Value Fund," "Causeway Global Value Fund" or "Causeway Emerging Markets Fund" (depending on the Fund in which you wish to invest) and mail to the appropriate Fund at: P.O. Box 219085, Kansas City, MO 64121-7159. The Funds cannot accept third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks. If you intend to pay by wire or through ACH please call 1-866-947-7000 for further instructions.


Internet transactions via the Funds' website are available to existing shareholders. You may not make an initial purchase of a Fund's shares via the Internet. Visit www.causewayfunds.com and click on "My Account - Login" to view account information and perform subsequent purchases and redemptions. Only bank accounts held at


                                20 CAUSEWAY FUNDS
domestic financial institutions that are ACH members may be used for telephone or Internet transactions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. The Investment Adviser makes payments out of its own resources to certain brokers and financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder service activities. These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, and annual asset-based charges of up to 0.15% of the average daily net asset value of shares of a Fund serviced by the institution. For more information, please see the SAI.

A Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. We may also ask for a copy of your driver's license or other identifying documents. We will use these documents for the purpose of establishing and verifying your identity - we will not be obligated to follow the terms of any of these documents. We may not accept your new account application if you do not provide the required identifying information.

We will attempt to collect any missing information by contacting you or your broker. If we are unable to obtain the information within a timeframe established in our sole discretion, we may not accept your new account application.


We will attempt to verify your identity in a timeframe established in our sole discretion. If we are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value per share ("NAV"). If you purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 15 days from your date of purchase). If your account is closed, you may be subject to a gain or loss on redeemed Fund shares and will be subject to corresponding tax consequences.


HOW FUND SHARES ARE PRICED


The price per Fund share (the offering price) will be the NAV next determined after the Fund receives your purchase order and required identifying information in proper form. NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.



                               CAUSEWAY FUNDS 21

Each Fund calculates its NAV once each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). For you to receive the current Business Day's NAV, the Fund or its authorized agent must receive your purchase order before the close of regular trading on the NYSE. The Fund will use the next trading day's price for a purchase or redemption order received after the close of regular trading on the NYSE.

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

For instance, if trading in a security has halted or suspended, a security has de-listed from a national exchange, a security has not traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market on which the security principally trades and before the time a Fund calculates NAV, the Funds' Fair Value Committee may determine the security's fair value. The Board of Trustees has delegated the responsibility of making fair value determinations to the Funds' Fair Value Committee in accordance with the Funds' Pricing and Valuation Procedures. The Board has approved the use of a third-party fair valuation service to provide each Fund with fair value prices for certain securities held by the Fund.

Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund's NAV may change on days when you will not be able to purchase or redeem the Fund's shares. It is possible that market timers or "arbitrageurs" may attempt to buy or sell Fund shares to profit from price movements in foreign markets not yet reflected in a Fund's NAV. Such trades may have the effect of reducing the value of existing shareholders' investments. The intended effect of a Fund's use of fair value pricing is to more accurately determine the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that a Fund would obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.


SYSTEMATIC INVESTMENT PLAN FOR THE INTERNATIONAL VALUE FUND AND THE EMERGING MARKETS FUND

If you have a checking or savings account with a bank, you may purchase shares of the International Value Fund or the Emerging Markets Fund automatically through regular deductions from your account with a minimum of $100. You may begin regularly scheduled investments once a month.

No systematic investment plan is available to shareholders of the Global Value Fund.



                                22 CAUSEWAY FUNDS

HOW TO SELL FUND SHARES

If you own your shares of a Fund directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-866-947-7000 or via the Internet at www.causewayfunds.com. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund. If you would like to close your Fund account or have your sale proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient). The sale price of each share will be the next NAV determined after the Fund receives your request.


SYSTEMATIC WITHDRAWAL PLAN FOR THE INTERNATIONAL VALUE FUND AND THE EMERGING MARKETS FUND

You may use the Systematic Withdrawal Plan to arrange monthly, quarterly or annual withdrawals of at least $100 from the International Value Fund or the Emerging Markets Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. To sell shares in a Systematic Withdrawal Plan, you need to have at least $5,000 in your account.

No Systematic Withdrawal Plan is available to shareholders of the Global Value Fund.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

SIGNATURE GUARANTEE

A signature guarantee is a widely accepted way to protect shareholders by verifying a signature in certain circumstances including: (1) requests for redemptions in excess of $50,000, (2) all requests to wire redemption proceeds to a bank other than the bank previously designated on the account application, and (3) redemption requests to send proceeds to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

REDEMPTIONS IN KIND


Each Fund generally pays sale (redemption) proceeds in cash. However, under certain conditions (including for the protection of a Fund's remaining shareholders) a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (a "redemption in kind"). A Fund also may, but is not required to, pay redemptions in kind at the request of a shareholder if doing so would not hurt the Fund. It is unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay



                               CAUSEWAY FUNDS 23
transaction costs to sell the securities distributed to you, as well as taxes on any net capital gains from the sale in addition to taxes on the redemption. See "Tax Consequences" below.

REDEMPTION FEE

As noted in each Fund's "Fees and Expenses" section, the Investor Class and Institutional Class impose a 2.00% redemption fee on the original value of shares redeemed less than 60 days after purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to a Fund. However, the Funds seek agreements with these intermediaries to impose each Fund's redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Funds may waive the redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing.

INVOLUNTARY REDEMPTIONS OR TRANSFERS OF YOUR SHARES

If your International Value Fund or Emerging Markets Fund Investor Class account balance drops below $500 because of redemptions, the Fund may redeem your shares. If your Global Value Fund Institutional Class account balance drops below $1 million because of redemptions, the Fund may redeem your shares. A Fund will give you at least 60 days' written notice to give you time to add to your account and avoid the redemption of your shares. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

Officers of the International Value Fund and the Emerging Markets Fund may transfer accounts in Institutional Class shares that are below the minimum initial investment requirement to Investor Class shares, unless the account's failure to meet the minimum is the result of market movement.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission ("SEC") declares an emergency or for other reasons. More information about this is in the Funds' SAI.



TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is convenient, but not without risk. Although each Fund has safeguards and procedures to confirm the identity of callers and the authenticity of instructions, a Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss. In addition, during times of intense activity, there may be delays in reaching your Fund.

SHAREHOLDER SERVICE FEES


The International Value Fund and the Emerging Markets Fund have adopted a shareholder service



                                24 CAUSEWAY FUNDS
plan for Investor Class shares that allows these Funds to pay broker-dealers and other financial intermediaries annual fees of up to 0.25% of average daily net assets for services provided to Investor Class shareholders of the Funds. Because these fees are paid out of these Funds' assets continuously, over time these fees will also increase the cost of an investment in Investor Class shares.

The Global Value Fund has no shareholder service fee.


EXCESSIVE SHORT-TERM TRADING

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity. Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing." Market timing activity can interfere with the efficient management of a fund, result in dilution of the value of shareholders' holdings and cause increased fund transaction costs. The Funds oppose market timing and the Funds' Board of Trustees has adopted policies and procedures designed to deter such trading, which are described below.

The Funds have Pricing and Valuation Procedures, which have been approved by the Funds' Board of Trustees, and a Fair Value Committee for fair valuing the Funds' foreign securities. The Funds' Board has approved the use of a third-party fair valuation service to provide the Funds with fair value prices for certain securities held by the Funds. Fair value pricing is intended to deter those trying to take advantage of time-zone differences in the valuation of foreign securities.


In addition, each Fund imposes a 2.00% redemption fee on the original value of shares redeemed less than 60 days after purchase. Additional information about the Funds' redemption fees can be found under "Redemption Fee" above.


Each Fund reserves the right to reject any purchase order, including orders deemed to be market timing, if it determines that accepting the order would not be in the best interests of the Fund or its shareholders. A Fund will consider various factors in determining whether an investor has engaged in market timing, including, but not limited to, the investor's historic trading patterns, the number of transactions, the time between transactions and the percentage of the investor's account involved in each transaction. Each Fund also reserves the right to restrict future purchases if an investor is classified as engaged in market timing.

Some investors purchase Fund shares through a financial intermediary that establishes an omnibus account in a Fund for its customers and submits a net order to purchase or redeem shares after combining its customer orders. These intermediaries have agreed to provide trading information about their customers to the Funds upon request, and to restrict or block purchases of any shareholder identified by a Fund as engaging in suspicious activity.

Although a Fund's redemption fee does not apply to financial intermediaries with omnibus accounts, the Funds seek to obtain the agreement of such intermediaries to impose a redemption fee on their customers if feasible or to impose other appropriate restrictions on market timing. Where a


                                CAUSEWAY FUNDS 25
financial intermediary has agreed to impose a redemption fee, however, a Fund may still permit the intermediary not to apply the redemption fee on particular investors or certain categories of investors who are reasonably believed not to be engaged in market timing strategies. In addition, a Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs reasonably believed not to be engaged in short-term market timing.


There can be no assurance that the Funds will successfully detect or prevent market timing. Moreover, despite the existence of these policies and procedures, it is possible that market timing may occur in a Fund without being identified, especially through financial intermediaries. While the Funds intend that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to enforce effectively the Funds' 2% redemption fee or other redemption fees or restrictions on market timing. The Funds will take reasonable steps to seek cooperation from any intermediary through which the Funds believe market timing activity is taking place.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund earns income from its investments and distributes this income, if and to the extent it exceeds expenses (which differ by class in the cases of the International Value Fund and Emerging Markets Fund), to shareholders as dividends. Each Fund also realizes capital gains and losses from its investments and distributes any net capital gain to shareholders as capital gain distributions. Each Fund distributes any dividends and net capital gains at least annually.


Dividends paid by a Fund may be reinvested automatically in shares of the Fund at NAV or may be taken in cash. If your account is held directly with a Fund and you would like to receive dividends in cash, contact your Fund at 1-866-947-7000. If your account is with a securities dealer or other financial intermediary that has an agreement with a Fund, contact your dealer or intermediary about which option you would like.

TAX CONSEQUENCES


Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund dividends and capital gain distributions you receive generally are subject to federal income tax, whether you receive them in cash or additional shares. Fund distributions to individual retirement accounts, Roth IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax. The Emerging Markets Fund anticipates that the majority of its dividend and capital gain distributions, if any, will consist of ordinary income.

Fund distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Distributions of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains (if any) from certain foreign currency transactions (I.E., "dividends") are generally taxed as ordinary income. A Fund's dividends attributable to



                                26 CAUSEWAY FUNDS

"qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations for which it satisfies certain holding period and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions for their Fund shares on which the dividends are paid.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to a 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

When you sell (redeem) Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.

The taxes you actually owe on Fund distributions and share transactions can vary with many factors, such as your marginal tax bracket, how long you held your shares and whether you owe alternative minimum tax. Shortly after the end of each calendar year, we will send you a tax statement that will detail the distributions you received during that year and will show their tax status. This may be separate from the statement that covers your share transactions. Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

A Fund is required to withhold 28% of the money you are otherwise entitled to receive from its distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) if you are an individual or certain other non-corporate shareholder who fails to provide a correct taxpayer identification number to the Fund. Withholding at that rate also is required from each Fund's distributions if you are such a shareholder and the Internal Revenue Service tells us that you are subject to "backup withholding" or you are subject to backup withholding for any other reason.

If you buy shares when a Fund has earned or realized, but not yet distributed, ordinary income or net capital gains, you will be "buying a dividend" but paying the full price of the shares and then receiving a portion of the price back in the form of a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution. Generally, if you are investing in a Fund through a tax-advantaged retirement plan or account, there are no tax consequences to you from distributions.


This section summarizes some of the consequences under current federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN A FUND UNDER ALL APPLICABLE TAX LAWS.


                               CAUSEWAY FUNDS 27

FINANCIAL HIGHLIGHTS -- INTERNATIONAL VALUE FUND


The financial highlights table is intended to help you understand the International Value Fund's financial performance for the past five fiscal years. The Fund's fiscal year-end is September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, as noted in PricewaterhouseCoopers LLP's report dated November 26, 2008. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.


FINANCIAL HIGHLIGHTS

FOR THE YEARS ENDED SEPTEMBER 30

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                 Net Realized
       Net Asset                     and                       Dividends   Distributions       Total
         Value,        Net        Unrealized       Total       from Net         from         Dividends
       Beginning   Investment        Gain           from      Investment      Capital           and        Redemption
       of Period     Income     on Investments   Operations     Income         Gains       Distributions      Fees
       ---------   ----------   --------------   ----------   ----------   -------------   -------------   ----------
Causeway International Value Fund+
Institutional Class
2008     $21.85       $0.42         $(5.68)        $(5.26)      $(0.45)       $(4.00)         $(4.45)          $--
2007      19.04        0.39           3.54           3.93        (0.23)        (0.89)          (1.12)           --
2006      16.99        0.39           2.61           3.00        (0.37)        (0.58)          (0.95)           --
2005      14.80        0.34           2.56           2.90        (0.26)        (0.45)          (0.71)           --
2004      11.86        0.23           2.98           3.21        (0.18)        (0.09)          (0.27)           --
Investor Class
2008     $21.71       $0.39         $(5.64)        $(5.25)      $(0.41)       $(4.00)         $(4.41)          $--
2007      18.93        0.33           3.53           3.86        (0.19)        (0.89)          (1.08)           --
2006      16.90        0.35           2.60           2.95        (0.34)        (0.58)          (0.92)           --
2005      14.73        0.29           2.57           2.86        (0.24)        (0.45)          (0.69)           --
2004      11.81        0.18           2.99           3.17        (0.16)        (0.09)          (0.25)           --

                                                Ratio of
                                              Expenses to
                                              Average Net                Ratio of Net
                                                 Assets      Ratio of     Investment
        Net Asset               Net Assets     (Excluding    Expenses       Income      Portfolio
       Value, End    Total    End of Period    Commission   to Average    to Average     Turnover
        of Period   Return        (000)        Recapture)   Net Assets    Net Assets       Rate
       ----------   ------    -------------   -----------   ----------   ------------   ---------
Causeway International Value Fund+
Institutional Class
2008     $12.14     (29.24)%    $1,548,542       0.91%        0.91%          2.56%         29%
2007      21.85      21.22       3,080,040       0.90         0.90           1.89          40
2006      19.04      18.54       3,323,722       0.92         0.92           2.18          38
2005      16.99      19.98       2,817,467       0.98         0.98           2.10          22
2004      14.80      27.41         997,371       1.02         1.00++         1.61          21
Investor Class
2008     $12.05     (29.40)%    $1,002,473       1.15%        1.15%          2.38%         29%
2007      21.71      20.92       1,783,973       1.13         1.13           1.63          40
2006      18.93      18.27       1,433,361       1.15         1.15           1.97          38
2005      16.90      19.74       1,191,991       1.21         1.21           1.81          22
2004      14.73      27.16         741,969       1.25         1.23++         1.31          21

+    Per share amounts calculated using average shares method.

++   Expense ratio affected by commission recapture payments.

Amounts designated as "--" are $0 or are rounded to $0.



                                28 CAUSEWAY FUNDS

FINANCIAL HIGHLIGHTS -- GLOBAL VALUE FUND

The financial highlights table is intended to help you understand the Global Value Fund's financial performance since the Fund's inception on April 29, 2008. The Fund's fiscal year-end is September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, as noted in PricewaterhouseCoopers LLP's report dated November 26, 2008. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

FOR THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2008.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                 Net                                                          Ratio of
                               Realized                                                       Expenses      Ratio
                                 and                    Net               Net                to Average    of Net
      Net Asset               Unrealized               Asset            Assets    Ratio of       Net     Investment
        Value,       Net         Gain        Total    Value,            End of  Expenses to    Assets      Income    Portfolio
      Beginning  Investment       on         from     End of   Total    Period  Average Net  (Excluding  to Average   Turnover
      of Period    Income    Investments  Operations  Period  Return     (000)     Assets     Waivers)   Net Assets     Rate
      ---------  ----------  -----------  ----------  ------  ------    ------  -----------  ----------  ----------  ---------
Causeway Global Value Fund+
Institutional Class
2008    $10.00      $0.09      $(2.56)      $(2.47)    $7.53  (24.70)%  $4,313     1.10%        3.83%       2.27%       32%

(1) Commenced operations on April 29, 2008. All ratios are annualized. Total return and portfolio turnover rate are for the period indicated and have not been annualized.

+    Per share amounts calculated using average shares method.



                               CAUSEWAY FUNDS 29

FINANCIAL HIGHLIGHTS -- EMERGING MARKETS FUND


The financial highlights table is intended to help you understand the Emerging Markets Fund's financial performance since the Fund's inception on March 30, 2007. The Fund's fiscal year-end is September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, as noted in PricewaterhouseCoopers LLP's report dated November 26, 2008. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS

FOR THE PERIOD FROM INCEPTION(1) THROUGH SEPTEMBER 30, 2008.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                    Net Realized
          Net Asset                     and                       Dividends   Distributions       Total
            Value,        Net        Unrealized        Total      from Net         from         Dividends
          Beginning   Investment     Gain (Loss)       from      Investment      Capital           and        Redemption
          of Period     Income     on Investments   Operations     Income         Gains       Distributions      Fees
          ---------   ----------   --------------   ----------   ----------   -------------   -------------   ----------
Causeway Emerging Markets Fund+
Institutional Class
2008        $13.26       $0.31         $(5.00)        $(4.69)      $(0.21)       $(0.40)         $(0.61)          $--
2007(1)      10.00        0.08           3.18           3.26           --            --              --            --
Investor Class
2008        $13.29       $0.22         $(4.94)        $(4.72)      $(0.20)       $(0.40)         $(0.60)          $--
2007(1)      10.00        0.06           3.23           3.29           --            --              --            --

                                                                 Ratio of
                                                                Expenses to   Ratio of Net
                                                   Ratio of     Average Net    Investment
           Net Asset               Net Assets      Expenses       Assets         Income      Portfolio
          Value, End    Total    End of Period    to Average    (Excluding     to Average     Turnover
           of Period   Return        (000)        Net Assets     Waivers)      Net Assets       Rate
          ----------   ------    -------------   -----------   ------------   ------------   ---------
Causeway Emerging Markets Fund+
Institutional Class
2008        $ 7.96     (37.10)%     $28,851         1.35%          1.56%          2.69%         100%
2007(1)      13.26      32.60        22,376         1.35           3.24           1.44           77
Investor Class
2008        $ 7.97     (37.22)%     $ 3,325         1.60%          1.82%          1.79%         100%
2007(1)      13.29      32.90         4,517         1.58           3.16           1.02           77

(1) Commenced operations on March 30, 2007. All ratios are annualized. Total return and portfolio turnover rate are for the period indicated and have not been annualized.

+    Per share amounts calculated using average shares method.

Amounts designated as "--" are $0 or are rounded to $0.



                                30 CAUSEWAY FUNDS

                                     NOTES

                                     NOTES

THE FUNDS
Causeway International Value Fund
Causeway Emerging Markets Fund

Causeway Global Value Fund

c/o SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

INVESTMENT ADVISER
Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1500
Los Angeles, CA 90025

TRANSFER AGENT
DST Systems, Inc.
333 West 11th Street, 5th Floor
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
The Bank of New York Mellon Corporation
One Wall Street
New York, NY 10286

COUNSEL

K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111



                               34 CAUSEWAY FUNDS

                                   (GRAPHIC)

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports you will find discussions of the relevant market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal years. The Funds' SAI contains further information about each Fund and is incorporated by reference (legally considered to be part of this Prospectus).


You may download these and other documents from www.causewayfunds.com. You may also request a free copy of any of these documents, request other information, or ask questions about a Fund by calling 1-866-947-7000 or writing your Fund at c/o SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, PA 19456. Other information may also be obtained from your financial consultant or from financial intermediaries that sell shares of a Fund.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC's internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

Investment Company Act File #811-10467.


                                                                 CCM-PS-003-0200

                                 CAUSEWAY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                        CAUSEWAY INTERNATIONAL VALUE FUND


                           CAUSEWAY GLOBAL VALUE FUND


                         CAUSEWAY EMERGING MARKETS FUND

      c/o SEI Investments Global Funds Services, One Freedom Valley Drive,
                    Oaks, PA 19456 Phone No. 1-866-947-7000


                                January 30, 2009






     Causeway International Value Fund (the "International Value Fund"), Causeway Global Value Fund (the "Global Value Fund"), and Causeway Emerging Markets Fund (the "Emerging Markets Fund") are series of Causeway Capital Management Trust (the "Trust"). The Trust is a diversified, open-end, management investment company that is organized as a Delaware statutory trust. Each of the International Value Fund, the Global Value Fund and the Emerging Markets Fund is sometimes referred to below as a "Fund," and together they are sometimes referred to collectively as the "Funds." The investment objective of the International Value Fund is to seek long-term growth of capital and income. The International Value Fund seeks to achieve its investment objective by investing primarily in international stocks. The investment objective of the Global Value Fund is to seek long-term growth of capital and income. The Global Value Fund seeks to achieve its investment objective by investing primarily in common stocks of companies in developed countries located outside the U.S. and of companies in the U.S. The investment objective of the Emerging Markets Fund is to seek long-term growth of capital. The Emerging Markets Fund seeks to achieve its investment objective by investing primarily in equity securities of companies in emerging markets and other investments that are tied economically to emerging markets. No assurance can be given that the investment objective of any of the Funds will be realized. For more information on the Funds' investment objectives and policies, see "Investment Objective and Policies."


                                   ----------


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated January 30, 2009 (the "Prospectus"). The Prospectus has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling the Funds at 1-866-947-7000 or your financial consultant or other financial intermediary, or by writing to the Funds at c/o SEI Investments Global Funds Services (the "Administrator"), One Freedom Valley Drive, Oaks, PA 19456. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.



CCM-SX-003-0300

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
TRUST HISTORY ...........................................................      1
INVESTMENT OBJECTIVE AND POLICIES .......................................      1
   Investment Restrictions ..............................................      1
   Repurchase Agreements ................................................      3
   Debt Securities ......................................................      3
   U.S. Government Securities ...........................................      4
   Convertible Securities ...............................................      5
   Derivative Instruments ...............................................      5
   Futures and Options ..................................................      6
   Depositary Receipts ..................................................      9
   Exchange Traded Funds ................................................      9
   Forward Foreign Currency Exchange Contracts ..........................     10
   Foreign Investment Risks .............................................     12
   Emerging Markets .....................................................     14
   Swap Agreements ......................................................     20
   Illiquid Securities ..................................................     21
   Borrowing ............................................................     23
   When-Issued and Delayed-Delivery Securities ..........................     23
   Securities Lending ...................................................     23
   Real Estate Investment Trusts ........................................     24
   Canadian Income Trusts ...............................................     24
   Shares of Other Investment Companies .................................     24
   Limited Partnerships .................................................     24
   Corporate Loans ......................................................     24
   Portfolio Turnover ...................................................     25
   Initial Public Offerings .............................................     25
   Temporary Defensive Position .........................................     25
   Disclosure of Portfolio Holdings .....................................     25
MANAGEMENT OF THE FUND ..................................................     27
   Advisory Arrangements ................................................     32

   Portfolio Managers ...................................................     34
   Administration Arrangements ..........................................     36
   Distribution Arrangements ............................................     37
   Shareholder Service Arrangements .....................................     38
   Code of Ethics .......................................................     40
   Proxy Voting Policies and Procedures .................................     40
PURCHASE AND REDEMPTION OF SHARES .......................................     41
   Issuance of Fund Shares for Securities ...............................     43
   Redemption ...........................................................     43
   Redemption in Kind ...................................................     44
   Redemption Fee .......................................................     45
PRICING OF SHARES .......................................................     45
   Determination of Net Asset Value .....................................     45
PORTFOLIO TRANSACTIONS AND BROKERAGE ....................................     47
   Transactions in Portfolio Securities .................................     47
SHAREHOLDER SERVICES ....................................................     49
   Investment Account ...................................................     50
   Retirement and Education Savings Plans ...............................     50
   Automatic Dividend Reinvestment Plan .................................     51
FEDERAL TAX ASPECTS .....................................................     51
GENERAL INFORMATION .....................................................     58
   Description of Shares ................................................     58
   Trustee and Shareholder Liability ....................................     58
   Independent Registered Public Accounting Firm ........................     59
   Custodian ............................................................     59
   Transfer Agent .......................................................     59
   Legal Counsel ........................................................     59
   Reports to Shareholders ..............................................     59
   Shareholder Inquiries ................................................     60
   Additional Information ...............................................     60
   Financial Highlights .................................................     60
   Control Persons and Principal Holders of Securities ..................     60

                                  TRUST HISTORY


     The Trust was organized on August 10, 2001 and is a Delaware statutory trust. The Trust is a diversified, open-end, management investment company currently consisting of three series - the International Value Fund, the Global Value Fund and the Emerging Markets Fund.


                        INVESTMENT OBJECTIVE AND POLICIES


     The investment objective of the International Value Fund is to seek long-term growth of capital and income. The investment objective of the Global Value Fund is to seek long-term growth of capital and income. The investment objective of the Emerging Markets Fund is to seek long-term growth of capital. Reference is made to the discussion under "Fund Summary" and "Fund Details" in the Prospectus for information with respect to the Funds' investment objectives and policies.


     Causeway Capital Management LLC (the "Investment Adviser") is responsible for the management of each Fund's portfolio.

INVESTMENT RESTRICTIONS

     Each Fund has adopted the following restrictions (in addition to its investment objective) as fundamental policies, which may not be changed for a Fund without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares. Any restriction on a Fund's investments is determined when the investment is made, unless otherwise noted.


     Except as noted, none of the Funds may:


     (1) With respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     (2) Issue senior securities, except as permitted under the 1940 Act.

     (3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

     (4) Underwrite securities issued by others except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in the disposition of the Fund's portfolio securities.

     (5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     (6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     (7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

     (8) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

     A Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the Fund.

     In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval.

     (i) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     (ii) The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts, options on futures contracts, forward contracts and swap agreements are not deemed to constitute purchasing securities on margin.

     (iii) The Fund may borrow money only (a) from a bank or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation
     (3)).

     (iv) The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     (v) The Fund may not invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the Fund.

     With respect to limitation (iv), if through a change in values, net assets, or other circumstances, more than 15% of a Fund's net assets were invested in illiquid securities, the Investment Adviser would consider appropriate steps to ensure appropriate liquidity of the Fund's portfolio.


GENERAL MARKET RISK



     In addition to the recent unprecedented turbulence in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services in certain markets, which may, in turn, lower the prices of these economic staples. It may also cause U.S. and foreign issuers to have more difficulty obtaining financing, which may, in turn, result in a decline in their stock prices. These events and possible continuing market turbulence may have an adverse effect on the Funds.


REPURCHASE AGREEMENTS

     A repurchase agreement is an agreement where a Fund purchases a security and the seller agrees to repurchase the security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time the Fund's money is invested in the repurchase agreement. The Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of those instruments declines, the Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

DEBT SECURITIES

     The Funds may invest in debt securities, including U.S. dollar or foreign currency-denominated corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) of domestic or foreign issuers. Debt securities, such as bonds, involve credit risk, which is the risk that the borrower will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt securities. These securities are also subject to interest rate risk, which is the risk that the value of a security may fall when interest rates rise. In general, the market prices of debt securities with longer maturities will go up or down more in response to changes in interest rates than shorter-term securities. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

U.S. GOVERNMENT SECURITIES


     U.S. government agencies or instrumentalities which issue or guarantee securities include the Federal National Mortgage Association ("Fannie Mae"), Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.


     Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the U.S. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. A Fund will invest in securities of such an instrumentality only when the Investment Adviser is satisfied that the credit risk with respect to any instrumentality is acceptable.


     It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of its credit. On September 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.


     The Funds may invest in component parts of U.S. Treasury notes or bonds, namely either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) Treasury obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CONVERTIBLE SECURITIES

     The Funds may invest in convertible securities of domestic or foreign issuers rated investment grade (any of the four highest grades) by a major rating agency or, if unrated, of comparable quality in the Investment Adviser's opinion. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Convertible securities typically pay current income, as either interest (bond convertibles) or dividends (preferred stock). While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A convertible security's value usually reflects both the stream of current income payments and the value of the underlying common stock. In general, the market value of a convertible security is at least the higher of its "investment value" (that is, its value as a fixed-income security) or its "conversion value" (that is, its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, since it is convertible into common stock, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

DERIVATIVE INSTRUMENTS


     To the extent consistent with its investment objective and policies and the investment restrictions listed in this Statement of Additional Information, each Fund may invest in futures contracts, purchase and write call and put options on securities, securities indices and foreign currencies, and enter into forward contracts and structured instruments. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities and securities indices. The Funds may (but are not obligated to) use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The Funds may (but are not obligated to) also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent required, a Fund will mark as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), in an amount sufficient to cover its obligations under forward contracts, swap agreements, structured instruments, futures and options which are not fully hedged or otherwise covered to avoid leveraging of the Fund.

FUTURES AND OPTIONS


     FUTURES. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available. Futures may be based on foreign securities or indices.


     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.


     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit (or pledge) "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to that Fund.


     Although futures exchanges generally operate similarly in the U.S. and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the U.S. may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member or other party that may owe initial or variation margin to a Fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the U.S. may also involve the risk of foreign currency fluctuation.


     PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.


     The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. A Fund may write a put or call option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. When writing an option on a futures contract, a Fund will be required to make margin payments to an FCM as described above for futures contracts.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward foreign currency exchange contracts, as discussed below, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.


     The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments exactly over time.


     OVER-THE-COUNTER-OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter ("OTC") options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     RISKS OF FUTURES AND OPTIONS. There are several risks associated with transactions in futures and options. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. Each Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

DEPOSITARY RECEIPTS

     The Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. EDRs and GDRs are European and global receipts evidencing similar arrangements. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets; GDRs are designed for use in multiple global markets.

EXCHANGE TRADED FUNDS


     The Funds may also invest in exchange-traded funds ("ETFs"). ETFs are traded like individual stocks on an exchange, but they represent baskets of securities that seek to track the performance of certain indices. The indices include not only broad-market indices but more specific indices as well, including those relating to particular sectors, countries and regions. A Fund may invest in ETFs for short-term cash management or as part of its overall investment strategy. If a Fund invests in ETFs, shareholders will bear their proportionate share of the Fund's expenses (including operating expenses and advisory fees), and also similar expenses of the ETFs, and the Fund's returns could therefore be lower than if it had invested directly in the underlying securities.


     For purposes of evaluating whether at least 80% of the International Value Fund's investments are in foreign markets, investments in ETFs based on the MSCI EAFE(R) Index or other foreign markets indices are considered foreign markets investments. For purposes of evaluating whether more than 30% of International Value Fund assets are invested in any one country or more than 35% of International Value Fund assets are invested in the U.K., investments in ETFs based on a single country index are considered investments in the underlying country, and investments in ETFs based on more than one underlying country index are not considered investments in the specific underlying countries. For purposes of determining whether more than 10% of total International Value Fund assets are invested in emerging markets, investments in ETFs based on the MSCI Emerging Markets Index (the "MSCI EM Index") or other emerging markets are considered emerging markets investments.



     Global Value Fund investments in ETFs based on the MSCI EAFE(R) Index or other foreign markets indices are considered foreign markets investments. For purposes of determining whether more than 20% of total Fund assets are invested in emerging markets, investments in ETFs based on the MSCI EM Index or other emerging markets indices are considered emerging markets investments.



     For purposes of calculating the Emerging Markets Fund's investment of at least 80% of total assets in emerging markets, investments in ETFs based on the MSCI EM Index or other emerging markets indices are considered emerging markets investments. For purposes of evaluating whether the Emerging Markets Fund's investments are in at least 10 emerging markets or plus or minus 3 percentage points of the weight of a country in the MSCI EM Index, investments in ETFs based on a single country index are considered investments in the underlying country, and investments in ETFs based on more than one underlying country index are not considered investments in the specific underlying countries. For purposes of determining whether more than 10% of total Emerging Markets Fund assets are invested in emerging markets not included in the MSCI EM Index, investments in ETFs will be counted towards this 10% limit only if all the underlying countries comprising the ETF are not included in the MSCI EM Index.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Funds may (but are not obligated to) use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

     The Funds may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Investment Adviser believes may rise in value relative to the U.S. dollar, or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell an amount of such foreign currency approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.


     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Fund to sustain losses on these contracts and transaction costs. Under normal circumstances, consideration of currency risk is incorporated into the Investment Adviser's investment decisions on individual securities. However, the Investment Adviser believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of a Fund will be served.



     Pursuant to Section 18 of the 1940 Act and Commission interpretations thereunder, for forwards and futures that are not contractually required to "cash-settle," a Fund must cover its open positions by segregating liquid assets equal to the contracts' full notional value. For forwards and futures that are contractually required to cash-settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation (i.e., the Fund's daily net liability, if any) rather than the notional value. By setting aside assets only equal to its net obligation under cash-settled forwards or futures, a Fund will have the ability to employ leverage to a greater extent.


     At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

     The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

FOREIGN INVESTMENT RISKS

     FOREIGN MARKET RISK. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for a Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

     FOREIGN ECONOMY RISK. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer the Fund's assets back into the U.S., or otherwise adversely affect the Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

     CURRENCY RISK AND EXCHANGE RISK. Securities in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the securities of a Fund. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as "currency risk" which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas.

     GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. government does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

     CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE U. S. The Funds generally hold the foreign securities in which they invest outside the U.S. in foreign banks and securities depositories. The Funds' custodian is the Funds' "foreign custody manager" as provided in Rule 17f-5 under the 1940 Act. The "foreign custody manager" is responsible for determining that each Fund's assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for a Fund to buy, sell and hold securities in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

     Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for the Funds to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.


     Dividends and interest on, and proceeds from the sale of, foreign securities a Fund holds may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply. See "Federal Tax Aspects."


EMERGING MARKETS


     The International Value Fund may invest up to 10% of its total assets in companies in emerging (less developed) markets. The Global Value Fund may invest up to 20% of its total assets in companies in emerging (less developed) markets. The Emerging Markets Fund has no such limit.


     The Investment Adviser determines where a company is located, and thus whether a company is located in an emerging market, by referring to: its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

     A Fund's investments in emerging markets involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. For example, the value of the Fund's emerging markets securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment, and may have significantly less liquidity than developed markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. Further, because a Fund will invest in securities denominated in foreign currencies, the Fund's securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make emerging markets securities less liquid, more volatile and harder to value than U.S. securities.

     The growth of many emerging markets' economies is to a significant degree export driven. Accordingly, emerging countries are often affected by changes in the economies of the U.S. and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies. In the event that growth in the export sector declines, the burden of future growth will increasingly be placed on domestic demand.

     In addition to the risks discussed above, there are special risks associated with a Fund's investments (in particular, the Emerging Markets Fund) in certain countries and regions, including, but not limited to, the following:

     SOUTH KOREA. Investing in South Korean securities has special risks, including political, economic and social instability, and the potential for increasing militarization in North Korea. Military action or the risk of military action by North Korea, which might involve nuclear weapons, could have a materially adverse effect on South Korea and on the ability of a Fund to meet its investment objective. The sale of portfolio securities by the Korean Securities Market Stabilization Fund, a fund established to stabilize the South Korean securities markets, or by other large South Korean institutional investors, may adversely impact the market value of securities in a Fund's portfolio. The market capitalization and trading volume of issuers in South Korean securities markets is heavily concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds. There are also a number of risks to a Fund associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries, and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of a Fund's investments from declining over time.

     The South Korean government has historically imposed significant restrictions and controls on foreign investors. As a result, a Fund may be limited in its investments or precluded from investing in certain South Korean companies, which may adversely affect the performance of a Fund. Under the current regulations, foreign investors are allowed to invest in almost all shares listed on the Korean Stock Exchange ("KSE"). From time to time, many of the securities trade among non-Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in South Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that a Fund, if it purchases such shares at a premium, will be able to realize such premiums on the sale of such shares or that such premiums will not be adversely affected by changes in regulations or otherwise.

     TAIWAN. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly problematic issue and is unlikely to be settled in the near future. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. This continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund's investments in either China or Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of a Fund's investments in both countries, and in other countries in the region.

     The island of Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. In recent years, over half of Taiwan's crude oil has been supplied by Kuwait and Saudi Arabia. A significant increase in energy prices could have an adverse impact on Taiwan's economy.

     CHINA. Beginning in 1978, the Chinese government initiated a program of economic and market reforms. Social unrest, arising from increasing income inequality, environmental degradation and disruption of traditional ways of life, could undermine support for these reforms, which could be altered or discontinued at any time. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China's long-running conflict with Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula. Should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. There is also risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and high rates of inflation. The emergence of a domestic consumer class is still at an early stage, making China's economic health dependent on exports. China's growing trade surplus with the U.S. has increased the risk of trade disputes and of currency revaluation, which could potentially have adverse effects on some export-dependent sectors.

     A Fund may hold securities listed on the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes: A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. A Fund's exposure to securities listed on either the Shanghai or Shenzhen exchanges will initially be through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, a Fund may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies owned by mainland China enterprises but listed in Hong Kong), and securities of companies with significant amounts of their revenues derived from businesses conducted in China (regardless of the exchanges on which the securities are listed or the countries in which the companies are based).

     China's securities markets have less regulation and are substantially smaller, less liquid and more volatile than the securities markets of more developed countries, and hence are more susceptible to manipulation, insider trading, and other market abuses. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business. As with all transition economies, China's ability to develop and sustain a credible legal, regulatory, monetary and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, is developing and many laws and regulations are relatively new and published court decisions based on these laws are limited and non-binding. Thus, the rights of minority shareholders in Chinese issuers are not as well protected as they are in developed markets.

     RUSSIA. Over the past century, Russia has experienced political and economic turbulence and has endured decades of communist rule under which tens of millions of its citizens were collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia's government has been faced with the daunting task of stabilizing its domestic economy, while transforming its economy into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country's economic reform initiatives have foundered as the proceeds of International Monetary Fund and other economic assistance have been squandered or stolen. Because of these developments and other factors, the current government regime has become increasingly authoritarian, especially in its dealings with successful Russian companies. In this environment, there is always a risk that the nation's government will abandon elements of a market economy and replace them with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed under the old Soviet Union.

     Many of Russia's businesses have failed to mobilize the available factors of production because the country's privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose significant risks, particularly to foreign investors. In addition, there is a risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, a risk that a reformed tax system may result in inconsistent and unpredictable enforcement of the new tax laws.

     The Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies.

     Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. There is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a Fund to lose share registration through fraud or negligence. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty's failure to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations because of theft or other reasons.

     The Russian economy is heavily dependent upon the export of a range of commodities including industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

     Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers' ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other recent government actions, foreign investors face the possibility of further devaluations. In addition, there is a risk the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

     LATIN AMERICA. As an emerging market, Latin America, including Brazil and Mexico, has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. In recent years, countries including Brazil and Venezuela have elected leftist governments, reflecting popular dissatisfaction with market reforms. Many Latin American countries, including Mexico, have significant leftist opposition movements. While some Latin American governments have made gains in deregulation, privatization of state-owned companies and relaxation of trade restrictions, continuing free-market economic reforms are uncertain, and leftist unrest could result in significant disruption in securities markets in the region.

     Argentina's currency devaluation in 2002 and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America's long history of foreign debt and default. Almost all of the region's economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayments, which could negatively affect their stock markets.

     INDIA. Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, "Foreign Institutional Investors" ("FIIs") and their subfunds may predominately invest in exchange-traded securities (and securities to be listed or approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India. Although the Investment Adviser is a registered FII, it must still seek renewal of this status every five years, which renewal cannot be guaranteed. FIIs are required to observe certain investment restrictions. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted for a company, subject to that company's approval. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for a Fund to implement its investment objective or repatriate its income, gains and initial capital from India.

     The value of a Fund's assets may be adversely affected by political, economic, social and religious factors, changes in the laws or regulations of India and the status of India's relations with other countries. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy leaving a legacy of burdensome regulation, and the number of public sector enterprises in the country is substantial. Accordingly, government actions in the future could have a significant effect on the economy and certain of a Fund's investments in India.

     Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. The consequences of hostilities would be accentuated by India's and Pakistan's development of nuclear weapons. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and, consequently, adversely affect a Fund's investments.

     The ability of a Fund to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from its investments in Indian securities is subject to the Indian Foreign Exchange Management Act of 1999 and the rules, regulations and notifications issued thereunder. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of a Fund to repatriate its income and capital.

     There are many recognized stock exchanges in India. The Stock Exchange, Mumbai and the National Stock Exchange of India Limited have nationwide trading terminals and, taken together, are the principal Indian stock exchanges in terms of the number of listed companies, market capitalization and trading volume. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the U.S. The relatively small market capitalizations of, and trading values on, the principal stock exchanges may cause a Fund's investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.

     A high proportion of the shares of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by a Fund. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which a Fund has invested could dilute the earnings per share of the Fund's investment and could adversely affect the market price of such securities. Sales of securities by an issuer's major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, a Fund's investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect a Fund's ability to acquire or dispose of securities at the price and time that it desires.

     Securities listed on Indian stock exchanges have in the past experienced substantial fluctuations in prices. Exchanges have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market prices and liquidity of the Indian securities in which a Fund invests. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limits on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. In the past, there have been delays and errors in share allotments relating to initial public offerings, which in turn have affected overall market sentiment and led to fluctuations in the market prices of the securities of those companies and others in which a Fund may invest.

SWAP AGREEMENTS

     A Fund may enter into interest rate, index, currency exchange rate and security swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount", i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a hypothetical basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.


     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), may limit a Fund's ability to use swap agreements. The swaps market is largely unregulated and has been the subject of scrutiny during the recent turbulence in the financial markets. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


ILLIQUID SECURITIES


     None of the Funds may hold more than 15% of its net assets in illiquid securities. Illiquid securities generally include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the U.S.) or because they have legal or contractual restrictions on resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements that have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations for such securities are less readily available. The judgment of the Investment Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers in the U.S. The Investment Adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will be deemed to be liquid. The Investment Adviser will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Investment Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Investment Adviser; and (2) it must not be "traded flat" (that is, without accrued interest) or in default as to principal or interest. However, investing in Rule 144A securities could have the effect of increasing the level of a Fund's illiquidity to the extent that, after purchase, other qualified institutional buyers become, for a time, uninterested in purchasing these securities and as a result there is no longer a readily available market for the securities. In addition, Rule 144A securities are generally deemed liquid if they are tradable in an offshore securities market. Repurchase agreements subject to payment on demand are deemed to have a maturity equal to the notice period.

BORROWING

     A Fund may borrow money for temporary or emergency purposes in an amount not exceeding 33 1/3% of the Fund's total assets. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased. Borrowing can exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. This is the speculative factor known as leverage.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

     The Funds may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates. The price that a Fund is obligated to pay on the settlement day may be different from the market value on that date. While securities may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also mark as segregated with its custodian cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

     When-issued securities and delayed-delivery securities involve the risk that the security a Fund buys on that basis will lose value prior to its delivery to the Fund. There also is the risk that the security will not be issued or that the other party will not meet its obligation, in which case the Fund may lose the investment opportunity of the assets it has set aside to pay for the security and any gain in the security's price.

SECURITIES LENDING

     The Funds may lend securities to parties such as broker-dealers or other institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the Fund with collateral in an amount at least equal to the value of the securities loaned. The Fund may not be able to obtain the right to vote or consent on proxy proposals involving securities that are loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Investment Adviser to be in good standing and when, in the Investment Adviser's judgment, the income earned would justify the risks.

     Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

REAL ESTATE INVESTMENT TRUSTS


     The Funds may invest in securities of foreign issuers with a similar structure to U.S. real estate investment trusts, or "REITs," and the Global Value Fund may also invest in securities of U.S. REITs. Unlike corporations, REITs do not have to pay federal income tax if they meet certain Internal Revenue Code requirements. REITs offer investors greater liquidity and diversification than direct ownership of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.


CANADIAN INCOME TRUSTS

     The Funds may invest in Canadian income trusts. Securities of income trusts have risks that are similar to equity security risks and additional risks. Where a claim is made against an income trust that cannot be paid using the trust's assets, trust investors, including the Funds, may be held liable for any outstanding obligations. Also, if tax rules that currently allow trusts to avoid paying taxes change, then the income paid by the trust could be negatively affected.

SHARES OF OTHER INVESTMENT COMPANIES

     The Funds can invest in securities of other investment companies except to the extent prohibited by law. A Fund's investments in other investment companies may include investment in ETFs if appropriate investment opportunities arise. ETFs are registered funds that trade on a stock exchange and generally seek to track the performance of a specified securities index. See "Exchange Traded Funds" above. Like all equity investments, these investments may go up or down in value. They also may not perform in correlation with a Fund's principal strategies. A Fund will pay additional fees through its investments in other investment companies.

LIMITED PARTNERSHIPS

     The Funds can invest in limited partnership interests. Limited partnership interests may be less liquid than other forms of equity securities in which a Fund invests and may not be as widely traded, which may make it difficult for the Fund to sell such interests at the time or price desired.

CORPORATE LOANS

     The Funds can invest in corporate loans. Commercial banks and other financial institutions make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate ("LIBOR") or the prime rates of U.S. banks. As a result, the values of corporate loan investments are generally less responsive than the values of bonds and notes to shifts in market interest rates. Because the trading market for corporate loans is less developed than the secondary market for bonds and notes, a Fund may experience difficulties from time to time in selling its corporate loans. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agents for broader groups of lenders, generally referred to as "syndicates." A syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If an agent develops financial problems, a Fund may not recover its investment, or there might be a delay in a Fund's recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate, although it may not be able to control the syndicate's actions.

PORTFOLIO TURNOVER


     The International Value Fund's portfolio turnover rate for the 2008 fiscal year was 29% and the rate for the 2007 fiscal year was 40%.



     The Global Value Fund's portfolio turnover rate for the 2008 fiscal period was 32%.



     The Emerging Markets Fund's portfolio turnover rate for the 2008 fiscal year was 100% and the rate for the 2007 fiscal period was 77%.



     Higher portfolio turnover may result in a Fund incurring higher transaction costs.


INITIAL PUBLIC OFFERINGS

     The Funds may purchase securities in initial public offerings. Securities purchased in initial public offerings may produce gains that positively affect Fund performance during any given period, but such securities may not be available during other periods, or, even if they are available, may not be available in sufficient quantity to have a meaningful impact on Fund performance. They may also, of course, produce losses.

TEMPORARY DEFENSIVE POSITION

     When adverse market or economic conditions indicate to the Investment Adviser that a temporary defensive strategy is appropriate, each Fund may invest all or part of its assets in short-term investment grade debt obligations of the U.S. government, its agencies and instrumentalities, money market mutual funds, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes, cash and repurchase agreements. Under such circumstances, a Fund may not achieve its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS


     Pursuant to applicable law, each Fund publicly discloses its complete portfolio holdings quarterly within 60 days of the end of each calendar quarter. Each Fund discloses a complete list of its holdings in its semi-annual and annual reports, which are distributed to shareholders, and in publicly available quarterly holding reports on Forms N-Q and N-CSR, which are filed with the Commission and available, free of charge, on the Commission's EDGAR database at www.sec.gov. Each Fund also discloses its top ten holdings by weight (amount of holding divided by net assets) as of the end of each calendar quarter on the Fund's website, www.causewayfunds.com, and in sales materials.

     Occasionally, certain third parties - including a Fund's service providers, independent rating and ranking organizations, intermediaries that distribute a Fund's shares, institutional investors and others - request information about the Fund's portfolio holdings. The Board of Trustees has approved a policy and procedures for the protection of nonpublic information, which includes a policy and procedures relating to disclosure of the Funds' portfolio holdings. The Funds' policy is to disclose portfolio holdings to third parties only where a Fund believes there is a legitimate business purpose for the information and the recipient will not use the information to engage in excessive short-term trading of Fund shares or otherwise trade on the nonpublic information.


     The Funds may provide at any time portfolio holdings information to their service providers, such as the Administrator, Custodian, Investment Adviser, pricing services, independent registered public accountants, legal counsel, and proxy voting services, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. The Funds and the Investment Adviser provide portfolio holdings information to the following service providers:



--------------------------------------------- ----------------------------------------------
NAME                                          SERVICE
--------------------------------------------- ----------------------------------------------
The Bank of New York Mellon Corporation       Custodian
--------------------------------------------- ----------------------------------------------
Bloomberg Portfolio Order Management System   Trading system
--------------------------------------------- ----------------------------------------------
Eagle Investment Systems Corp.                Portfolio accounting system
--------------------------------------------- ----------------------------------------------
Electra Securities Transaction and Asset      Automated reconciliation service
   Reconciliation System (STaARS)
--------------------------------------------- ----------------------------------------------
FactSet Research Systems Inc.                 Online database system for portfolio analytics
--------------------------------------------- ----------------------------------------------
FT Interactive Data Corporation               Pricing vendor
--------------------------------------------- ----------------------------------------------
RiskMetrics                                   Proxy research and record keeping service
--------------------------------------------- ----------------------------------------------
SEI Investments Global Funds Services         Fund accountant and Administrator
--------------------------------------------- ----------------------------------------------
Various broker-dealers                        Purchases and sales of securities
--------------------------------------------- ----------------------------------------------


     The Funds, through their Administrator, disclose holdings and other related portfolio information to independent rating and ranking organizations on or after the 15th business day after the end of each quarter. The Funds disclose their quarterly portfolio holdings to certain consultants, investment advisory firms, and mutual fund wrap programs which have requested them on or after the 15th business day after quarter-end for due diligence purposes. The Funds disclose their top ten holdings by weight, the five largest performance contributors and detractors, and the five largest purchases and sales to advisers of investors in the Funds, typically by the fifth business day after month-end. The Funds also send quarterly reports to investors who have requested them containing the Funds' holdings generally by the third week after quarter-end.

     Subject to the policies and procedures approved by the Board of Trustees, the executive officers of a Fund authorize disclosure of the Fund's portfolio holdings. Neither the Funds nor any service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

     In addition to the foregoing, the Investment Adviser has policies and procedures designed to safeguard confidential information, including policies and procedures prohibiting the Investment Adviser's employees from communicating to third parties any material nonpublic information relating to the Funds' portfolio holdings. The Investment Adviser's policies and procedures, in addition to the Funds' policies and procedures relating to the disclosure of the Funds' portfolio holdings, are designed to reduce potential conflicts of interest between Fund shareholders and the Investment Adviser.

                             MANAGEMENT OF THE FUND

     The Trustees oversee the actions of the Investment Adviser and other service providers and decide upon matters of general policy. The Trustees also review the actions of the Trust's officers, who conduct and supervise the daily business operations of the Trust.


     The Board has an Audit Committee and a Nominating Committee. Both are comprised of all of the Trustees of the Trust who are not interested persons of the Trust as defined by Section 2(a)(19) of the 1940 Act ("Independent Trustees"). The purposes of the Audit Committee are: (i) to oversee the accounting and financial reporting processes of the Funds and their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (iii) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits;
(iv) to approve the engagement of the Funds' independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent auditors; and (v) to act as liaison between the Funds' independent auditors and the full Board. The purpose of the Nominating Committee is to nominate persons to serve as Independent Trustees. Meetings of the Nominating Committee are called on an "as needed" basis, and held as often as deemed appropriate by the Nominating Committee. The Nominating Committee operates under a written charter and it may consider candidates suggested by, among others, members of the Board who are interested persons of the Trust and the Investment Adviser. According to the Trust's Bylaws, any shareholder of the Trust may submit names of individuals to be considered by the Nominating Committee or the Board of Trustees, as applicable, provided, however,
(i) that such person was a shareholder of record at the time of submission of such names and is entitled to vote at the meeting, and (ii) that the Nominating Committee or the Board of Trustees, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended September 30, 2008, the Audit Committee held three meetings and the Nominating Committee held two meetings.

The Trustees and officers of the Trust are:


                                                                                             Number of
                                                                                           Portfolios in
                                          Term of                                            the Trust
                       Position(s)       Office and                                          Complex
Name, Address,        Held with the      Length of           Principal Occupation(s)        Overseen by   Other Directorships
Date of Birth(1)          Trust        Time Served(2)          During Past 5 Years           Trustee(3)    Held by Trustee(4)
----------------    -----------------  --------------  ----------------------------------  -------------  -------------------
INDEPENDENT
TRUSTEES

John A. G. Gavin    Trustee; Chairman  Trustee since   Chairman, Gamma Holdings                  3        Director, TCW Funds,
Age: 77             of the Board       9/01; Chairman  (international consulting and                      Inc. and TCW
                                       since 10/04     investment holding company)                        Strategic Income
                                                       (since 1968); Senior Counselor,                    Fund, Inc.; Trustee,
                                                       Hicks Transamerica Partners                        Hotchkis and Wiley
                                                       (private equity investment firm)                   Funds.
                                                       (since 2001).

John R. Graham      Trustee            Trustee since   Film Composer (since 2005); Senior        3                none
Age: 47                                10/08           Vice President, Corporate
                                                       Financial Development and
                                                       Communications, The Walt Disney
                                                       Company (2004-2005); Senior Vice
                                                       President, Mergers and
                                                       Acquisitions, Lehman Brothers Inc.
                                                       (2000-2004).

Lawry J. Meister    Trustee            Trustee since   President, Steaven Jones                  3                none
Age: 46                                10/08           Development Company, Inc. (real
                                                       estate firm) (since 1995).

Eric H. Sussman     Trustee; Chairman  Trustee since   Tenured Lecturer, Anderson                3        Trustee, Presidio
Age: 42             of the Audit       9/01; Audit     Graduate School of Management,                     Funds
                    Committee          Chairman since  University of California, Los
                                       10/04           Angeles (since 1995); President,
                                                       Amber Capital, Inc. (real estate
                                                       investment and financial
                                                       planning firm) (since 1993).

                                                                                             Number of
                                                                                           Portfolios in
                                          Term of                                            the Trust
                       Position(s)       Office and                                          Complex
Name, Address,       Held with the      Length of           Principal Occupation(s)        Overseen by    Other Directorships
Date of Birth(1)          Trust        Time Served(2)          During Past 5 Years           Trustee(3)    Held by Trustee(4)
----------------    -----------------  --------------  ----------------------------------  -------------  -------------------
INTERESTED
TRUSTEE(5)

Mark D. Cone        Trustee            Trustee since   Executive Vice President and              3                none
Age: 40                                10/08           Chief Marketing Officer of the
                                                       Investment Adviser (since 2001).

OFFICERS

Turner Swan         President and      Since 8/01      General Counsel and Member of the        N/A               N/A
11111 Santa         Secretary                          Investment Adviser (since 2001).
Monica Blvd.,
Suite 1500,
Los Angeles,
CA 90025
Age: 47

Gracie V. Fermelia  Chief Compliance   CCO (since      Chief Compliance Officer of the          N/A               N/A
11111 Santa         Officer and        7/05); Asst.    Investment Adviser (since July
Monica Blvd.,       Assistant          Sect. (since    2005); Chief Operating Officer and
Suite 1500,         Secretary          8/01)           Member of the Investment Adviser
Los Angeles,                                           (since 2001).
CA 90025
Age: 47

Michael Lawson(6)   Treasurer          Since 7/05      Director of the Administrator's          N/A               N/A
One Freedom                                            Fund Accounting department (since
Valley Drive                                           July 2005); Manager in the
Oaks, PA 19456                                         Administrator's Fund Accounting
Age: 47                                                department (November 1998 - July
                                                       2005).

Joseph Gallo(6)     Vice President     Since 7/08      Corporate Counsel of the                 N/A               N/A
One Freedom         and Assistant                      Administrator  (since 2007);
Valley Drive        Secretary                          Associate Counsel, ICMA Retirement
Oaks, PA 19456                                         Corporation (2004-2007); Federal
Age: 35                                                Investigator, U.S. Department of
                                                       Labor (2002-2004).

Carolyn Mead(6)     Vice President     Since 7/08      Corporate Counsel of the                 N/A               N/A
One Freedom         and Assistant                      Administrator (since 2007);
Valley Drive        Secretary                          Associate Counsel, Stradley,
Oaks, PA 19456                                         Ronan, Stevens & Young LLP
Age: 52                                                (2004-2007); Counsel, ING Variable
                                                       Annuities (1999-2002).

Bernadette          Vice President     Since 7/08      Corporate Counsel of the                 N/A               N/A
Sparling (6)        and Assistant                      Administrator (since 2005);
One Freedom         Secretary                          Associate Counsel, Blank Rome LLP
Valley Drive                                           (2001-2005).
Oaks, PA 19456
Age: 31

(1) Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital Management Trust, One Freedom Valley Drive, Oaks, PA 19456.


(2) Each Trustee holds office during the lifetime of the Trust until his or her sooner resignation, retirement, removal, death or incapacity in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary each holds office at the pleasure of the Board of Trustees until he or she sooner resigns in accordance with the Trust's Bylaws.



(3) The "Trust Complex" consists of all registered investment companies for which the Investment Adviser serves as investment adviser. As of the date hereof, the Trust Complex consists of one investment company with three portfolios -- the International Value Fund, the Global Value Fund and the Emerging Markets Fund.


(4) Directorships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


(5) Mr. Cone is an "interested person" as defined in the 1940 Act since he is an employee of the Investment Adviser.



(6) These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.



     During the fiscal year ended September 30, 2008, fees paid to the Independent Trustees for their services as Trustees aggregated $150,000. The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Investment Adviser. The following table sets forth information concerning fees paid to, and retirement benefits accrued for, Independent Trustees during the fiscal year ended September 30, 2008:



                                       PENSION OR
                       AGGREGATE       RETIREMENT                         TOTAL COMPENSATION
                     COMPENSATION   BENEFITS ACCRUED   ESTIMATED ANNUAL        FROM FUND
NAME OF                FROM THE      AS PART OF FUND     BENEFITS UPON     COMPLEX* PAID TO
TRUSTEE                  FUNDS          EXPENSES          RETIREMENT           TRUSTEES
------------------   ------------   ----------------   ----------------   ------------------
Peter G. Allen**        $30,000           None               None               $30,000
John A. G. Gavin        $60,000           None               None               $60,000
John R. Graham**           None           None               None                  None
Lawry J. Meister**         None           None               None                  None
Eric H. Sussman         $60,000           None               None               $60,000

* As of the date hereof, the "Fund Complex" consists of one investment company with three portfolios -- the International Value Fund, the Global Value Fund and the Emerging Markets Fund. The Global Value Fund commenced operations on April 29, 2008.



** Mr. Allen resigned from the Board of Trustees effective April 18, 2008. Mr. Graham and Ms. Meister were elected to the Board of Trustees after the fiscal year ended September 30, 2008.






     The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in the Funds and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as the Trust as of January 1, 2009:



                     DOLLAR RANGE OF                          DOLLAR RANGE OF
                         EQUITY          DOLLAR RANGE OF           EQUITY            AGGREGATE DOLLAR RANGE OF EQUITY
                    SECURITIES IN THE        EQUITY          SECURITIES IN THE         SECURITIES IN ALL REGISTERED
                      INTERNATIONAL     SECURITIES IN THE     EMERGING MARKETS   INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE        VALUE FUND       GLOBAL VALUE FUND           FUND            IN FAMILY OF INVESTMENT COMPANIES*

Mark D. Cone              None                 None                None                             None

John A. G. Gavin      over $100,000            None                None                         over $100,000

John R. Graham     $50,001 - $100,000          None                None                      $50,001 - $100,000

Lawry J. Meister    $10,001 - $50,000          None          $10,001 - $50,000               $50,001 - $100,000

Eric H. Sussman       over $100,000        $1 - $10,000     $50,001 - $100,000                  over $100,000



* As of the date hereof, the Trust's Family of Investment Companies consists of one investment company with three portfolios -- the International Value Fund, the Global Value Fund and the Emerging Markets Fund.



     As of December 31, 2008, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.


     The Trustees receive fees and are reimbursed for expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of the Administrator and/or SEI Investments Distribution Co. (the "Distributor") receives any compensation directly from the Trust for serving as an officer. The Administrator and/or the Distributor receive administration, fund accounting and fund servicing fees from the Fund. See "Advisory Arrangements", "Administration Arrangements" and "Distribution Arrangements" below.

     The following table lists the officers of the Trust who hold positions with affiliated persons or the principal underwriter of the Trust:

NAME                  POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL UNDERWRITER

Turner Swan          General Counsel, Secretary and Member of the Investment Adviser
Gracie V. Fermelia   Chief Operating Officer, Chief Compliance Officer and Member
                     of the Investment Adviser

ADVISORY ARRANGEMENTS

     INVESTMENT ADVISORY SERVICES AND FEE. The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the "Advisory Agreements") with the Investment Adviser. Subject to the supervision of the Trustees, the Investment Adviser is responsible for the actual management of the Funds and continuously reviews the Funds' holdings in light of its own research analysis and that from other relevant sources. The Investment Adviser is responsible for making decisions to buy, sell or hold particular securities. The Investment Adviser provides all office space, facilities, equipment and necessary personnel for management of the Funds.


     The Investment Adviser receives for its services to the International Value Fund a monthly fee at an annual rate of 0.80% of the International Value Fund's average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the International Value Fund for each day during the month. Pursuant to an expense limit agreement, dated October 1, 2008, the Investment Adviser has agreed to limit the International Value Fund's annual operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the International Value Fund invests, and extraordinary expenses) to 1.05% and 1.30% of average daily net assets of Institutional Class and Investor Class shares, respectively, until September 30, 2009. For the fiscal year ended September 30, 2008, the International Value Fund paid the Investment Adviser an advisory fee of $30,475,637; for the fiscal year ended September 30, 2007, the International Value Fund paid the Investment Adviser an advisory fee of $41,714,923; and for the fiscal year ended September 30, 2006, the International Value Fund paid the Investment Adviser an advisory fee of $35,406,192. No fees were waived during these years.



     The Investment Adviser receives for its services to the Global Value Fund a monthly fee at an annual rate of 0.85% of the Global Value Fund's average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Global Value Fund for each day during the month. Pursuant to an expense limit agreement, dated April 28, 2008, the Investment Adviser has agreed to limit the Global Value Fund's annual operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Global Value Fund invests, and extraordinary expenses) to 1.10% of average daily net assets of Institutional Class shares until September 30, 2009. For the fiscal period ended September 30, 2008, the Global Value Fund paid the Investment Adviser an advisory fee of $18,057, all of which was waived. Because the Global Value Fund did not commence operations until 2008, it did not pay any advisory fees to the Investment Adviser prior to 2008.



     The Investment Adviser receives for its services to the Emerging Markets Fund a monthly fee at an annual rate of 1.00% of the Emerging Markets Fund's average daily net assets. For purposes of this calculation, average daily net assets is determined at the end of each month based on the average of the net assets of the Emerging Markets Fund for each day during the month. Pursuant to an expense limit agreement, dated October 1,

2008, the Investment Adviser has agreed to limit the Emerging Markets Fund's annual operating expenses (excluding brokerage fees and commissions, interest, taxes, fees and expenses of other funds in which the Emerging Markets Fund invests, and extraordinary expenses) to 1.35% and 1.60% of average daily net assets of Institutional Class and Investor Class shares, respectively, until September 30, 2009. For the fiscal year ended September 30, 2008, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $334,263, of which $69,748 was waived; for the fiscal period ended September 30, 2007, the Emerging Markets Fund paid the Investment Adviser an advisory fee of $81,990, all of which was waived. Because the Emerging Markets Fund did not commence operations until 2007, it did not pay any advisory fees to the Investment Adviser prior to 2007.



     PAYMENT OF FUND EXPENSES. The Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Funds. The Investment Adviser is also obligated to pay the fees of all officers and Trustees who are affiliated persons of the Investment Adviser. In addition, the Investment Adviser paid expenses associated with the organization of the Global Value Fund and the Emerging Markets Fund. Each Fund pays, or causes to be paid, all other expenses incurred in its operations, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and copies of the Registration Statement, charges of the custodian, any sub-custodian, the transfer agent and any sub-transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Independent Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.



     ORGANIZATION OF THE INVESTMENT ADVISER. The Investment Adviser is a Delaware limited liability company. Sarah H. Ketterer and Harry W. Hartford, chief executive officer and president of the Investment Adviser, respectively, control the Investment Adviser through their executive offices and their beneficial ownership of voting securities.



     DURATION AND TERMINATION. Unless earlier terminated as described below, each Advisory Agreement will remain in effect through September 20, 2009 and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any such party. Each Advisory Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated with respect to a Fund by the vote of a majority of the outstanding voting securities of the relevant Fund or by the Investment Adviser without penalty on 60 days' written notice to the other party.

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED


     The following table discloses information concerning other accounts managed by the International Value Fund's and the Global Value Fund's portfolio managers as of September 30, 2008:



-----------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF OTHER ACCOUNTS MANAGED                 NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY
                                     AND ASSETS BY ACCOUNT TYPE                                 FEE IS PERFORMANCE-BASED
                    -------------------------------------------------------------  ------------------------------------------------
                        REGISTERED          OTHER POOLED                           REGISTERED    OTHER POOLED
NAME OF                 INVESTMENT           INVESTMENT                            INVESTMENT     INVESTMENT
PORTFOLIO MANAGER        COMPANIES            VEHICLES           OTHER ACCOUNTS     COMPANIES      VEHICLES        OTHER ACCOUNTS
-----------------       ----------          ------------         --------------    ----------    ------------      --------------
-----------------------------------------------------------------------------------------------------------------------------------
Sarah H. Ketterer   4 ($1.756 billion)   7 ($1.407 billion)   68 ($5.515 billion)       0              0         2 ($0.422 billion)
-----------------------------------------------------------------------------------------------------------------------------------
Harry W. Hartford   4 ($1.756 billion)   7 ($1.407 billion)   68 ($5.519 billion)       0              0         2 ($0.422 billion)
-----------------------------------------------------------------------------------------------------------------------------------
James A. Doyle      4 ($1.756 billion)   7 ($1.407 billion)   68 ($5.510 billion)       0              0         2 ($0.422 billion)
-----------------------------------------------------------------------------------------------------------------------------------
Jonathan P. Eng     4 ($1.756 billion)   7 ($1.407 billion)   68 ($5.509 billion)       0              0         2 ($0.422 billion)
-----------------------------------------------------------------------------------------------------------------------------------
Kevin Durkin        4 ($1.756 billion)   7 ($1.407 billion)   68 ($5.509 billion)       0              0         2 ($0.422 billion)
-----------------------------------------------------------------------------------------------------------------------------------



     The portfolio managers at the Investment Adviser who manage the International Value Fund and the Global Value Fund also manage their own personal accounts and other accounts, including corporations, pension plans, public retirement plans, Taft-Hartley pension plans, endowments and foundations, mutual funds, charities, private trusts, wrap fee programs, and other institutions (collectively, "Other Accounts"). In managing the Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the International Value Fund and the Global Value Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the International Value Fund and the Global Value Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher management fee rates than the International Value Fund or the Global Value Fund or pay performance-based fees to the Investment Adviser. All of the portfolio managers have personal investments in one or more of the Funds. Ms. Ketterer and Mr. Hartford hold a controlling interest in the Investment Adviser's equity and Messrs. Doyle, Eng and Durkin have minority interests in the Investment Adviser's equity.



     The following table discloses information concerning other accounts managed by the Emerging Markets Fund's portfolio managers as of September 30, 2008:



-----------------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF OTHER ACCOUNTS MANAGED                 NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY
                                     AND ASSETS BY ACCOUNT TYPE                                 FEE IS PERFORMANCE-BASED
                    -------------------------------------------------------------  ------------------------------------------------
                        REGISTERED          OTHER POOLED                           REGISTERED    OTHER POOLED
NAME OF                 INVESTMENT           INVESTMENT                            INVESTMENT     INVESTMENT
PORTFOLIO MANAGER        COMPANIES            VEHICLES           OTHER ACCOUNTS     COMPANIES      VEHICLES        OTHER ACCOUNTS
-----------------       ----------          ------------         --------------    ----------    ------------      --------------
-----------------------------------------------------------------------------------------------------------------------------------
Arjun Jayaraman             0                    0              4 ($53.2 billion)      0              0           1 ($52.9 billion)
-----------------------------------------------------------------------------------------------------------------------------------
MacDuff Kuhnert             0                    0              6 ($52.9 billion)      0              0           1 ($52.9 billion)
-----------------------------------------------------------------------------------------------------------------------------------


     The portfolio managers at the Investment Adviser who manage the Emerging Markets Fund also manage their own personal accounts and Other Accounts. In managing Other Accounts, the portfolio managers employ investment strategies similar to that used in managing the Emerging Markets Fund, subject to certain variations in investment restrictions. The portfolio managers purchase and sell securities for the Emerging Markets Fund that they also recommend to Other Accounts. The portfolio managers at times give advice or take action with respect to certain accounts that differs from the advice given other accounts with similar investment strategies. Certain of the Other Accounts may pay higher management fee rates than the Emerging Markets Fund or pay performance-based fees to the Investment Adviser. All of the portfolio managers of the Emerging Markets Fund have personal investments in the Emerging Markets Fund. Mr. Kuhnert owns a minority interest in the Investment Adviser's equity.



     Actual or potential conflicts of interest arise from the Funds' portfolio managers' management responsibilities with respect to the Other Accounts and their own personal accounts. These responsibilities may cause portfolio managers to devote unequal time and attention across client accounts and the differing fees, incentives and relationships with the various accounts provide incentives to favor certain accounts. The Investment Adviser has written compliance policies and procedures designed to mitigate or manage these conflicts of interest. These include policies and procedures to seek fair and equitable allocation of investment opportunities (including IPOs) and trade allocations among all client accounts and policies and procedures concerning the disclosure and use of portfolio transaction information. The Investment Adviser also has a Code of Ethics which, among other things, limits personal trading by portfolio managers and other employees of the Investment Adviser. There is no guarantee that any such policies or procedures will cover every situation in which a conflict of interest arises.


COMPENSATION


     Ms. Ketterer and Mr. Hartford, the chief executive officer and president of the Investment Adviser, respectively, receive annual salary and are entitled, as controlling owners of the firm, to distributions of the firm's profits based on their ownership interests. They do not receive incentive compensation. Messrs. Doyle, Eng, Durkin and Kuhnert receive salary, incentive compensation and distributions of firm profits based on their minority ownership interests. Mr. Jayaraman receives salary and incentive compensation. Salary and incentive compensation are determined by the firm's Operating Committee, led by Ms. Ketterer and Mr. Hartford, weighing a variety of objective and subjective factors. No specific formula is used and salary and incentive compensation are not based on the specific performance of a Fund or any single client account managed by the Investment Adviser. The following factors are among those considered in determining incentive compensation: individual research contribution, portfolio management contribution, group research contribution and client service contribution.


OWNERSHIP OF SECURITIES


     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the International Value Fund as of September 30, 2008:

        NAME OF PORTFOLIO             DOLLAR RANGE OF EQUITY
        MANAGER             SECURITIES IN THE INTERNATIONAL VALUE FUND

        Sarah H. Ketterer                 Over $1,000,000
        Harry W. Hartford                 Over $1,000,000
        James A. Doyle                  $100,001 - $500,000
        Jonathan P. Eng                 $100,001 - $500,000
        Kevin Durkin                     $10,001 - $50,000



     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Global Value Fund as of September 30, 2008:



        NAME OF PORTFOLIO          DOLLAR RANGE OF EQUITY
        MANAGER             SECURITIES IN THE GLOBAL VALUE FUND

        Sarah H. Ketterer             Over $1,000,000
        Harry W. Hartford            $100,001-$500,000
        James A. Doyle              $100,001 - $500,000
        Jonathan P. Eng             $100,001 - $500,000
        Kevin Durkin                  $10,001-$50,000



     The following table discloses the dollar range of equity securities beneficially owned by each portfolio manager in the Emerging Markets Fund as of September 30, 2008:



        NAME OF PORTFOLIO            DOLLAR RANGE OF EQUITY
        MANAGER             SECURITIES IN THE EMERGING MARKETS FUND

        Arjun Jayaraman                $100,001 - $500,000
        MacDuff Kuhnert                 $50,001 - $100,000


ADMINISTRATION ARRANGEMENTS


     The Administrator is a Delaware statutory trust and has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, CNI Charter Funds, Optique Funds, Oak Associates Funds, The Old Mutual Funds, Inc., Old Mutual Insurance Series Fund, Inc., Schroder Series Trust, Schroder Capital Funds, Schroder Advisors Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Alpha

Strategy Portfolios, LP, SEI Opportunity Fund, SEI Structured Credit, SEI Tax Exempt Trust, Turner Funds, Chartwell Dividend and Income Fund, Forward Funds (Accessor Series), Wilshire Mutual Funds, Wilshire Variable Insurance Trust, The Community Reinvestment Act Qualified Investment Fund, and The Arbitrage Funds.



     The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, as amended effective January 1, 2006, the Administrator provides the Trust with administrative services, including portfolio accounting, regulatory reporting and all necessary office space, equipment, personnel and facilities for such services. For these administrative services, the Trust pays the Administrator the following annual fees, calculated based on the aggregate average daily net assets of the Trust: 0.06% of the assets up to but not exceeding $1 billion; 0.05% of the assets exceeding $1 billion but not exceeding $2 billion; 0.04% of the assets exceeding $2 billion but not exceeding $3 billion; 0.03% of the assets exceeding $3 billion but not exceeding $4 billion; and 0.02% of the assets exceeding $4 billion. The Administrator's fee is subject to a minimum annual fee of $165,000 for all portfolios and classes in existence as of the date of the Administration Agreement. The Administrator's fee is charged to each Fund in proportion to such Fund's net assets. For the fiscal years ended September 30, 2008, 2007 and 2006, the International Value Fund paid the Administrator administration fees of $1,724,676, $2,041,579, and $2,261,806, respectively. For the fiscal period ended September 30, 2008, the Global Value Fund paid the Administrator administration fees of $1,018. Because the Global Value Fund commenced operations in 2008, it did not pay any fees to the Administrator prior to 2008. For the fiscal year or period ended September 30, 2008 and 2007, the Emerging Markets Fund paid the Administrator administration fees of $15,329 and $3,212, respectively. Because the Emerging Markets Fund commenced operations in 2007, it did not pay any fees to the Administrator prior to 2007.


     The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties under the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement remains in effect through October 31, 2009 and, thereafter, for successive periods of one year unless terminated by either party on not less than 90 days' prior written notice to the other party.

DISTRIBUTION ARRANGEMENTS


     The Distributor, a wholly owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor does not receive compensation from the Funds for distribution of shares of the Funds. Pursuant to an agreement between the Investment Adviser and the Distributor, the Investment Adviser pays out of its own resources for all distribution services provided to the Funds under the Distribution Agreement.


     Unless earlier terminated as described below, the Distribution Agreement for each Fund will remain in effect through September 20, 2008 and from year to year thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party. The Distribution Agreement may be terminated with respect to any of the Funds by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Fund upon not more than 60 days' written notice by either party, or upon assignment by the Distributor.


SHAREHOLDER SERVICE ARRANGEMENTS


     The Trust has adopted a Shareholder Service Plan and Agreement for the Investor Class shares of the International Value Fund and the Emerging Markets Fund (the "Service Plan") pursuant to which the Distributor is authorized to pay compensation to financial institutions (each a "Service Provider") that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of shares of the International Value Fund or the Emerging Markets Fund. In consideration for such services, a Service Provider is compensated by the Fund whose shareholders it services (through the Distributor) at a maximum annual rate of up to 0.25% of the average daily net asset value of shares of the Fund serviced by the Service Provider.



     For each of the Funds, the Distributor may enter into a Shareholder Service Provider Agreement with a Service Provider pursuant to which the Service Provider agrees to provide certain shareholder support services to its customers who own shares of a Fund. Such shareholder support services may include, but are not limited to, (i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in shares; (iii) arranging for bank wires; (iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in shares; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with the Fund or its service providers;
(viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to shares beneficially owned by shareholders; (x) processing dividend payments from the Fund on behalf of shareholders; and (xi) providing such other similar services as the Fund may reasonably request to the extent that the Service Provider is permitted to do so under applicable laws or regulations.



     The Investment Adviser makes payments out of its own resources to certain financial institutions for providing services intended to result in the sale of Fund shares or for shareholder service activities. These payments by the Investment Adviser may include one or more of the following types of payments: one-time account establishment fees, annual per account fees, and annual asset-based charges of up to 0.15% of the average daily net asset value of shares of the Fund serviced by the financial institutions.



     The following financial institutions are parties to agreements entitling them to receive payments from the Distributor under the Service Plan and/or the Investment Adviser from its own resources, as indicated:

---------------------------------------------------------------------------------------------------------
SERVICE PROVIDER                                                    PAYMENTS RECEIVED FROM
----------------                                                    ----------------------
---------------------------------------------------------------------------------------------------------
J.P. Morgan/American Century Retirement Plan Services, Inc.         Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
ACS HR Solutions                                                    Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.                                            Distributor
---------------------------------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                                          Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
Circle Trust Company                                                Distributor
---------------------------------------------------------------------------------------------------------
Citigroup Global Markets Inc.                                       Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
CitiStreet Equities LLC                                             Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
E*Trade Clearing LLC                                                Distributor
---------------------------------------------------------------------------------------------------------
Fidelity Brokerage Services LLC / National Financial Services LLC   Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
Fidelity Investments Institutional Services Company, Inc.           Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
First Trust Corporation                                             Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
Great-West Retirement Services/GWFS Equities, Inc.                  Distributor
---------------------------------------------------------------------------------------------------------
Mercer HR Outsourcing LLC                                           Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
MetLife Securities, Inc. / FASCorp                                  Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
Mid-Atlantic Capital Corp                                           Distributor
---------------------------------------------------------------------------------------------------------
MSCS Financial Services, L.L.C.                                     Distributor
---------------------------------------------------------------------------------------------------------
National Investor Services Corp.                                    Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
NYLIFE Distributors LLC                                             Distributor
---------------------------------------------------------------------------------------------------------
Oppenheimer & Co. Inc.                                              Distributor
---------------------------------------------------------------------------------------------------------
Pershing Division of Donaldson, Lufkin & Jenrette Securities        Investment Adviser
   Corporation
---------------------------------------------------------------------------------------------------------
Prudential Investment Management Services LLC / Prudential          Investment Adviser
   Investments LLC
---------------------------------------------------------------------------------------------------------
SunGard Institutional Brokerage, Inc.                               Distributor
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
TD Ameritrade, Inc.                                                 Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Company and Companion Life           Distributor
   Insurance Company
---------------------------------------------------------------------------------------------------------
The Vanguard Group, Inc.                                            Distributor
---------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                                              Distributor and Investment Adviser
---------------------------------------------------------------------------------------------------------
Wilmington Trust Company                                            Distributor
---------------------------------------------------------------------------------------------------------


CODE OF ETHICS

     The Board of Trustees of the Trust has approved a Code of Ethics under Rule 17j-1 of the 1940 Act that covers the Trust and the Investment Adviser (the "Code of Ethics"). The Code of Ethics significantly restricts the personal investing activities of the officers, Trustees and employees of the Investment Adviser with access to investment information ("access persons") and, as described below, imposes additional restrictions on the Funds' investment personnel.


     The Code of Ethics requires that access persons who are employees of the Investment Adviser preclear personal securities investments, with limited exceptions, such as mutual funds (excluding funds advised by the Investment Adviser), high-quality short-term securities, direct obligations of the U.S. government, and municipal securities. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. No access person may purchase or sell any security that at the time is being purchased or sold, or to the knowledge of the access person is being considered for purchase or sale, by a Fund. Further, investment personnel are restricted from investing in securities which a Fund is trading, and are prohibited from profiting on short-term trading in securities. All employees are prohibited from trading in a security while in possession of material nonpublic information and from engaging in transactions intended to manipulate the market.



     The Board of Trustees of the Trust has also approved a separate Code of Ethics under Section 406 of the Sarbanes-Oxley Act applicable to the Trust's president and treasurer. This Code of Ethics addresses conflicts of interest, disclosure and compliance, and reporting and accountability for principal executives and senior financial officers.


PROXY VOTING POLICIES AND PROCEDURES

     The Investment Adviser votes the proxies of companies owned by the Funds. The Investment Adviser votes proxies solely in the best interests of a Fund and its shareholders in accordance with its Proxy Voting Policies and Procedures. The Investment Adviser votes consistent with the following principles: (i) increasing shareholder value; (ii) maintaining or increasing shareholder influence over the board of directors and management; (iii) establishing and enhancing a strong and independent board of directors; (iv) maintaining or increasing the rights of shareholders; and (v) aligning the interests of management and employees with those of shareholders with a view toward the reasonableness of executive compensation and shareholder dilution. The Investment Adviser recognizes that a company's management is charged with day-to-day operations and, therefore, generally votes on routine business matters in favor of management's positions. Under its guidelines, the Investment Adviser generally votes FOR distributions of income, appointment of auditors, director compensation (unless excessive), management's slate of director nominees (except nominees with poor attendance or who have not acted in the best interests of shareholders), financial results/director and auditor reports, share repurchase plans, and changing corporate names and other similar matters. The Investment Adviser generally votes WITH MANAGEMENT on social issues because it believes management is responsible for handling them. The Investment Adviser generally opposes cumulative voting and votes AGAINST anti-takeover mechanisms and attempts to classify boards of directors. The Investment Adviser votes other matters - including equity-based compensation plans - on a CASE-BY-CASE basis.


     The Investment Adviser's interests may conflict with the interests of a Fund on certain proxy votes where the Investment Adviser might have a significant business or personal relationship with the company or its officers. The Investment Adviser's chief operating officer in consultation with the general counsel decides if a vote involves a material conflict of interest. If so, the Investment Adviser will either (i) obtain instructions or consent from the Trustees on voting, (ii) vote in accordance with a "for" or "against" or "with management" guideline if one applies, or (iii) if no such guideline applies, follow the recommendation of a third party proxy voting consultant unaffiliated with the Investment Adviser, such as RiskMetrics.


     Non-U.S. proxies (and particularly those in emerging markets) may involve a number of problems that restrict or prevent the Investment Adviser's ability to vote. As a result, a Fund's non-U.S. proxies will be voted on a best efforts basis only. In addition, the Investment Adviser will not vote proxies (U.S. or non-U.S.) if it does not receive adequate information from the Fund's custodian in sufficient time to cast the vote. This is only a summary of the Investment Adviser's Proxy Voting Policies and Procedures.

     Information regarding how the Funds voted proxies of companies owned by the Funds during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-866-947-7000 and (2) on the Commission's website at http://www.sec.gov.

                        PURCHASE AND REDEMPTION OF SHARES

     Reference is made to "Investing in the Funds - How to Purchase, Sell and Exchange Fund Shares" in the Prospectus for certain information as to the purchase of Funds' shares.


     Each of the International Value Fund and the Emerging Markets Fund issues two classes of shares: Investor Class and Institutional Class. Each Investor Class and Institutional Class share of a Fund represents an identical interest in the investment portfolio of that Fund, and has the same rights, except that Investor Class shares bear the expenses of ongoing shareholder service fees. The shareholder service fees that are imposed on Investor Class shares are imposed directly against Investor Class shares and not against all assets of the particular Fund, and, accordingly such charges do not affect the net asset value of Institutional Class shares. Dividends paid by a Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that shareholder service fees in relation to Investor Class shares are borne exclusively by that class.


     The Global Value Fund issues one class of shares: the Institutional Class. Each Institutional Class share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights as all other shares.


     Each Fund offers its shares at a public offering price equal to the next determined net asset value per share. The applicable offering price for purchase orders is based upon the net asset value of a Fund's next determined after receipt of the purchase or redemption order by DST Systems Inc., P.O. Box 219085, Kansas City, Missouri 64121-7159 (the "Transfer Agent"). Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange ("NYSE") is open for business. Currently, the weekdays on which the Funds are closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of the Funds are offered on a continuous basis.

     The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Commission by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Investment Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.


     The Funds may enter into agreements with broker-dealers or other financial intermediaries (in some cases, "supermarket" arrangements) allowing investors to purchase and redeem shares of a Fund through the financial intermediary. In connection with these arrangements, a Fund will authorize the financial intermediary to accept on its behalf purchase and redemption orders. In turn, the financial intermediary is authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, a financial intermediary's authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after accepted by an authorized financial intermediary or the financial intermediary's authorized designee and timely transmitted to the Fund. In addition, a financial intermediary or its designee may charge its customers transaction fees on the purchase or sale of a Fund's shares.


     Purchase orders received prior to the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), which includes orders received after the determination of net asset value on the previous day, will receive the current business day's net asset value. Purchase orders received after the close of regular trading on the NYSE will be processed using the next trading day's price.

ISSUANCE OF FUND SHARES FOR SECURITIES

     Investors may purchase a Fund's shares for consideration consisting of securities rather than cash when, in the judgment of the Investment Adviser, the securities: (a) meet the investment objective and policies of the Fund, (b) are liquid, and (c) have a value that is readily ascertainable via listing on or trading in a recognized U.S. or international exchange or market.

REDEMPTION

     A shareholder wishing to redeem shares held with the Transfer Agent may do so by tendering the shares directly to the Fund's Transfer Agent. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to a Fund. The redemption request in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as such names appear on the Transfer Agent's register. The signatures on the redemption request may require a guarantee by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons in whose name(s) shares are recorded on the Transfer Agent's register;
(ii) all checks must be mailed to the address of record on the Transfer Agent's register and (iii) the address must not have changed within 30 days. Certain rules may apply regarding certain account types such as but not limited to UGMA/UTMA accounts, Joint Tenancies with Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

     A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-866-947-7000. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the shareholder's bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address has changed within the last 30 days or share certificates have been issued on the account.

     Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. A Fund may temporarily suspend telephone transactions at any time.

     Shareholders may experience difficulty in conducting telephonic redemptions during times of drastic economic or market changes. In the event shareholders are unable to redeem shares via telephone, they should try other available methods of redemption, such as mail.

     As discussed in the Prospectus, a shareholder may also redeem shares via the Funds' website at www.causewayfunds.com. The Funds will take certain precautions to protect your account from fraud, including requiring authorized users to provide proper identifying information and passwords. However, notwithstanding these precautions, this account feature involves a risk of loss from unauthorized or fraudulent transactions. From time to time, access to your account information on the Internet may not be available due to, among other things, high levels of shareholder activity and routine maintenance of the website. Further, a Fund may temporarily suspend Internet transactions at any time.

     For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g., cash, Federal funds or certified check drawn on a U.S. bank). A Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment has been collected for the purchase of such Fund shares, which usually will not exceed 5 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.


     Securities dealers and other financial intermediaries have the responsibility of submitting redemption requests received from customers prior to the close of regular trading on the NYSE to the Fund within agreed upon time deadlines to obtain that day's closing price. Each Fund reserves the right to reject any order for redemption, which right of rejection might adversely affect shareholders seeking redemption through financial intermediaries.


REDEMPTION IN KIND

     If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly in cash, or if a shareholder requests redemption in kind and the Fund determines that it would not be detrimental to the best interests of the remaining shareholders of the Fund to make payment in kind, the Fund may pay the redemption price in part by a distribution in kind of readily marketable securities from the portfolio of the Fund, in lieu of cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90 day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash.

REDEMPTION FEE

     In calculating whether a sale of a Fund's shares is subject to a redemption fee, a shareholder's holdings will be viewed on a first in/first out basis. This means that, in determining whether any fee is due, the shareholder will be deemed to have sold the shares he or she acquired earliest. The fee will be calculated based on the original price of the shares as of the date of acquisition.

                                PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


     The purchase and redemption price of shares is the net asset value ("NAV") of each share. Each Fund's securities are valued by the Funds' Administrator pursuant to valuations provided by independent pricing services (generally, last reported sale prices). Fund securities listed on a securities exchange (except the NASDAQ Stock Market ("NASDAQ")) for which market quotations are available are valued at the last reported sale price ("regular way") on each Business Day (defined as days on which the NYSE is open for business) or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on a foreign exchange are valued at the last quoted sale price and translated into U.S. dollars at the currency exchange rate quoted at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing services rely primarily on prices of actual market transactions and trader quotations. The pricing services may also use matrix systems to determine valuations for fixed income securities. These systems consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.


     If there is no readily ascertainable market value for a security or if a Fund thinks a market price is unreliable, the Funds' Fair Value Committee will make a good faith determination of the "fair value" of the security under policies and procedures adopted by the Board of Trustees. The Board of Trustees has approved the use of a third-party fair valuation vendor for equity securities that are traded primarily on non-U.S. exchanges. The vendor provides fair values for such securities based on certain quantitative factors and methods which generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. The Trust will value its non-U.S. securities with fair values provided by the vendor if there is a movement in the U.S. market that exceeds certain thresholds established by the Trust's Fair Value Committee. The vendor may not be able to provide fair values for certain securities, including securities of companies in emerging markets.

     The Funds will own securities that are listed on foreign exchanges. These securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares. It is possible that market timers or "arbitrageurs" may buy or sell Fund shares in short-term trades to seek to profit from predicted price movements in foreign markets not yet reflected in a Fund's NAV. Such trades may adversely affect existing shareholders.

     Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of a security determined by this method is higher or lower than the price a Fund would receive if it sold the security.


     The NAV of each Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets held by the Fund (including interest and dividends accrued but not yet received) minus all liabilities attributable to the Fund (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the shareholder service fees paid by Investor Class shares, are accrued daily.



     For the International Value Fund and the Emerging Markets Fund, the per share NAV of Investor Class shares of a Fund will reflect the daily expense accruals of the shareholder service fees applicable to Investor Class shares.



     Portfolio securities, including ETFs, ADRs, EDRs or GDRs, that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of regular trading on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Long positions in securities traded in the OTC market are valued at the last sale price or, lacking any sales, at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When a Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


     Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of regular trading on the NYSE. The values of such securities used in computing the NAV of a Fund's shares are determined as of such times. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the NYSE that may not be reflected in the computation of a Fund's NAV.

     Each investor may add to or reduce its investment in a Fund on each day the NYSE is open for trading. The value of each investor's interest in the Fund will be determined as of the close of regular trading on the NYSE by multiplying the NAV of the Fund by the percentage, effective for that day, that represents that investor's share of the aggregate interests in the Fund. The close of regular trading on the NYSE is normally 4:00 p.m. Eastern time. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund after the close of regular trading on the NYSE on the next determination of NAV of the Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

TRANSACTIONS IN PORTFOLIO SECURITIES

     Subject to policies established by the Board of Trustees, the Investment Adviser is responsible for the execution of the Trust's portfolio transactions and the allocation of brokerage. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. In executing transactions with brokers and dealers, the Trust's policy is that the Investment Adviser shall seek to obtain the best available price in the best available market so that the Trust's total cost or proceeds is the most favorable under the circumstances, taking into account the size and nature of an order, the difficulty of execution and the full range and quality of a broker-dealer's services, including among other things:

     o    Execution capability,
     o    Research services,
     o    Responsiveness,
     o    Level of commission rates charged,
     o    Ability to negotiate commissions,
     o    Ability to obtain volume discounts,
     o    Financial soundness,
     o    Back office processing capabilities, and
     o    Participation in client commission recapture programs.


     The Investment Adviser is not required to adhere to any rigid formulas in selecting broker-dealers, but will weigh a combination of some or all of the preceding criteria. The determinative factor is not the lowest possible commission cost, but whether the transaction represents the best qualitative execution for a Fund and the Investment

Adviser's other clients. The Investment Adviser's traders monitor prices by comparing fills to the stock's volume-weighted average price ("VWAP") for the trading day. Portfolio managers and research analysts assess brokers based on research services and communicate research rankings to the Trading Desk. Portfolio managers and traders receive monthly and annual reports listing brokers and commissions by country, monitor the amount of commissions allocated among broker-dealers and seek to allocate transactions to broker-dealers who provide superior execution and research services. The Investment Adviser also uses a third party service provider to assist the firm in assessing best execution.

     The Investment Adviser may consider proprietary or third party brokerage and research services provided by broker-dealers as a factor in their selection. The Investment Adviser may effect securities transactions that cause a Fund to pay an amount of commission in excess of the amount of commission another broker-dealer would have charged; provided, that the Investment Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the broker-dealer used by the Investment Adviser, viewed in terms of either the specific transaction or the Investment Adviser's overall responsibilities to a Fund and other accounts for which it exercises investment discretion.

     To the extent research services may be a factor in selecting broker-dealers, such services may be in written form or through direct contact with individuals and may include information about securities, companies, industries, markets, economics, the valuation of investments and portfolio strategy. Research may be in the form of research reports, electronic market data, computer and technical market analyses, and access to research analysts and corporate management personnel. Research services furnished by broker-dealers may be used in servicing all the Investment Adviser's accounts and not all such services may be used in connection with a Fund or any other particular account of the Investment Adviser which paid commissions to the broker-dealer providing such services.

     The Funds anticipate that their brokerage transactions involving securities of issuers domiciled in countries other than the U.S. generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the U.S., although each Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S.

     Foreign equity securities may also be held by the Funds in the form of ETFs, ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ETFs, ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the U.S. or Europe or other countries, as the case may be. ADRs and ETFs, like other securities traded in the U.S., will be subject to negotiated commission rates. A Fund's ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions.

     The Funds may invest in certain securities traded in the OTC market and intend to deal directly with the dealers who make a market in securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transaction is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principals for their own accounts, the Funds will not deal with affiliated persons in connection with such transactions. See "Investment Objective and Policies - Investment Restrictions."

     Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser when one or more clients of the Investment Adviser are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds or other clients, transactions in such securities will be made, insofar as feasible, for the respective Funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


     For the fiscal years ended September 30, 2008, 2007, and 2006, the International Value Fund paid aggregate brokerage commissions in the amounts of $2,692,822, $5,176,884, and $5,107,053, respectively. The aggregate amount of commissions were lower in the 2008 fiscal year than in the 2007 and 2006 fiscal years primarily due to the International Value Fund's decreased asset size and increased use of program trades, which charge lower commission rates.



     For the fiscal period ended September 30, 2008, the Global Value Fund paid aggregate brokerage commissions in the amount of $4,482. Because the Global Value Fund was not in operation prior to 2008, it paid no brokerage commissions prior to 2008.



     For the fiscal year or period ended September 30, 2008 and 2007, the Emerging Markets Fund paid aggregate brokerage commissions in the amount of $57,541 and $68,759, respectively. Because the Emerging Markets Fund was not in operation prior to 2007, it paid no brokerage commissions prior to 2007.



     For the fiscal years ended September 30, 2008, 2007 and 2006, the International Value Fund paid no brokerage commissions to the Distributor.



     For the fiscal year ended September 30, 2008, the Global Value Fund paid no brokerage commissions to the Distributor.



     For the fiscal year or period ended September 30, 2008 and 2007, the Emerging Markets Fund paid no brokerage commissions to the Distributor.



     For the fiscal year ended September 30, 2008, the International Value Fund directed $1,604,973,375 in transactions to brokers in part because of research services provided and paid $2,422,669 in commissions on such transactions. For the fiscal year ended September 30, 2008, the Global Value Fund directed $933,081 in transactions to brokers in part because of research services provided and paid $1,552 in commissions on such transactions. For the fiscal year ended September 30, 2008, the Emerging Markets Fund directed $2,681,808 in transactions to brokers in part because of research services provided and paid $7,409 in commissions on such transactions.



     During the fiscal year ended September 30, 2008, the International Value Fund acquired securities of its following "regular" brokers or dealers (as defined in Rule 10b-1 under the 1940 Act): UBS AG. As of September 30, 2008, the International Value Fund's aggregate holdings of its regular brokers or dealers were:



        NAME OF BROKER   TYPE OF SECURITY HELD   VALUE (000)
        UBS AG           Equity                    $26,342



     During the fiscal period ended September 30, 2008, the Global Value Fund acquired securities of its following "regular" brokers or dealers (as defined in Rule 10b-1 under the 1940 Act): Citigroup and UBS AG. As of September 30, 2008, the Global Value Fund's aggregate holdings of its regular brokers or dealers were:



        NAME OF BROKER   TYPE OF SECURITY HELD   VALUE (000)
        Citigroup        Equity                      $152
        UBS AG           Equity                      $ 50


                              SHAREHOLDER SERVICES

     The Funds offer a number of shareholder services described below that are designed to facilitate investment in their shares. Full details as to each such service and copies of the various plans or how to change options with respect thereto, can be obtained from the Funds by calling 1-866-947-7000, or from the Distributor or your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements also will show any other activity in the account since the preceding statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. The Funds do not issue share certificates.

RETIREMENT AND EDUCATION SAVINGS PLANS


     The minimum initial purchase to establish retirement and education savings plan accounts in the International Value Fund and the Emerging Markets Fund is $4,000. The minimum initial purchase to establish retirement and education savings plan accounts in the Global Value Fund is $1 million. Dividends received by retirement plans and accounts generally are exempt from federal taxation until distributed from the plans.

Different tax rules apply to Roth IRA plans and Coverdell Educational Savings Accounts. Investors considering participation in any retirement or savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

AUTOMATIC DIVIDEND REINVESTMENT PLAN

     Shareholders may, at any time, by written notice to their selected securities dealer, or other financial intermediary if their account is maintained with an intermediary, or by written notice or telephone call to the Transfer Agent (tel: 1-866-947-7000), if their account is maintained with the Transfer Agent, elect to have subsequent dividends of ordinary income and/or net capital gains paid on shares of their Fund in cash, rather than reinvested in shares of their Fund (provided that, if a dividend on an account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such dividend in cash, but it will automatically be reinvested in additional Fund shares). These instructions will take effect ten days after the receipt by the Transfer Agent of such notice. The Funds are not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder's bank account.





                               FEDERAL TAX ASPECTS



GENERAL



     Each Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for treatment as a "regulated investment company" (as defined in section 851(a) of the Internal Revenue Code) ("RIC"). (All "section" references in this part of this SAI are to the Internal Revenue Code.) By doing so, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term capital gain"), and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.



     To continue to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from interests in certain publicly traded partnerships that are treated as partnerships for federal tax purposes and derive less than 90% of their gross income from the items described in clause
(1)(a) (so-called "qualified publicly traded partnerships") (each, a "QPTP") ("Income Requirement"); and (2) at the close of each quarter of the

Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (iii) the securities of one or more QPTPs ("Diversification Requirements").









     If a Fund failed to qualify for treatment as a RIC for any taxable year, then for federal tax purposes it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, for those purposes the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in the Prospectus) ("QDI") would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%) and those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.



     Each Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. A Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year. Each Fund intends to continue to meet this distribution requirement to avoid Excise Tax liability. If the NAV of a shareholder's Fund shares is reduced, by reason of a distribution of net investment income or realized net capital gains, below the shareholder's cost, the distribution nevertheless would be taxable to the shareholder, and a sale of these shares at that time would result in a capital loss for federal income tax purposes.



FOREIGN INVESTMENTS



     Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes foreign countries and U.S. possessions impose ("foreign taxes") that would reduce the total return on its investments. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains on investments by foreign investors.

     More than 50% of the value of each Fund's total assets at the close of any taxable year will likely consist of securities of foreign corporations, such that the Funds will be eligible to, and intend to, file an election with the Internal Revenue Service ("Service") that would enable their shareholders to benefit from any foreign tax credit or deduction available for any foreign taxes each Fund pays. Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources ("foreign-source income") as the shareholder's own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax or, alternatively, deduct the foreign taxes deemed paid by the shareholder in computing taxable income. If a Fund makes this election, it will report to its shareholders shortly after each taxable year their respective shares of the foreign taxes it paid and its foreign-source income.



     Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. A shareholder will not be entitled to credit or deduct its allocable portions of foreign taxes a Fund paid if the shareholder has not held Fund shares for at least 16 days during the 30-day period beginning 15 days before the ex-distribution date for those shares. The minimum holding period will be extended if the shareholder's risk of loss with respect to those shares is reduced by reason of holding an offsetting position. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. A foreign shareholder may not deduct or claim a credit for foreign taxes in determining its U.S. income tax liability unless the Fund dividends it receives are effectively connected with a U.S. trade or business.



     A Fund may invest in the stock of "passive foreign investment companies" (each, a "PFIC"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals' QDI mentioned above.



     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each taxable year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because some of the information required to make this election may not be easily obtainable.



     Each Fund may elect to "mark to market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein (including mark-to-market gain for each prior year for which an election was in effect) as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.



     Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. Each Fund reserves the right to make investments in PFICs as a matter of its investment policy.



     The Funds may invest in units of Canadian income trusts. The tax consequences to a Fund of an investment in an income trust depend on the trust's classification for federal tax purposes; an income trust generally is classified for those purposes as a corporation or a partnership.



          (1) If an income trust is classified as a corporation, it would be a PFIC (with the income tax consequences to an investing Fund described above) if it primarily held equity or debt securities of an underlying operating entity, but would not be a PFIC if it was actively engaged in a business, such as oil and gas exploration (as a large proportion of Canadian income trusts are), and did not hold substantial investment-type assets. In the latter event, distributions from the income trust to a Fund that invested therein would be treated as dividends that likely would be treated as QDI.



          (2) If a Canadian income trust is classified for federal tax purposes as a partnership (by making a certain election or otherwise), it likely would be a QPTP, in which event all its net income (regardless of source) would be qualifying income to an investing Fund under the Income Requirement. But if such an income trust is not a QPTP (because, for example, it satisfies the Income Requirement, I.E., generates at least 90% of its gross income from the passive sources described above), then (a) it would be a publicly traded partnership that likely would be treated for federal tax purposes as a corporation, with the income tax consequences mentioned above, or (b) if not, a Fund that invested therein would treat its share of the trust's income as qualifying income under the Income

     Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by the trust and any non-qualifying income of the trust would pass-through to the Fund.



DERIVATIVES



     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives from its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement. Each Fund will monitor its transactions, and seek to make appropriate tax elections and entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.



     Some futures contracts (other than "securities futures contracts," as defined in section 1234B(c)), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) in which a Fund invests may be subject to section 1256 (collectively "section 1256 contracts"). Any section 1256 contracts a Fund holds at the end of its taxable year generally must be "marked to market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (I.E., regarding the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it. A Fund may elect not to have the foregoing rules apply to any "mixed straddle" (I.E., a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.
Section 1256 contracts also are marked-to-market for purposes of the Excise Tax.



     Under section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options, futures, and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (E.G., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (4) that are attributable to exchange rate fluctuations between the time a Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If a Fund's section 988 losses exceed other investment company taxable income for a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares. Although each Fund values its assets daily in terms of U.S. dollars, it may not physically convert all of its holdings of foreign currencies into U.S. dollars on a daily basis. When a Fund does so, it will incur the costs of currency conversion.



     Section 1092 (dealing with straddles) also may affect the taxation of certain hedging instruments in which a Fund may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character, and timing of recognition of its gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.



     When a covered call option written (sold) by a Fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a Fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Fund is exercised, it will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price it receives on the exercise plus the premium it received when it wrote the option is more or less than the underlying security's basis.



     If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale of, or granting an option to buy substantially identical stock or securities).



TAXATION OF THE FUNDS' SHAREHOLDERS



     Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, annually. For the International Value Fund and the Emerging Markets Fund, the per share dividends on its Investor Class shares will normally be lower than the per share dividends on its Institutional Class shares as a result of the shareholder service fees applicable to the Investor Class shares.



     As described in the Prospectus, shareholders may treat distributions to them of a Fund's net capital gain as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Any distributions a Fund makes of net capital gain it recognizes on sales or exchanges of capital assets through the end of its last taxable year beginning before January 1, 2011, will be subject to a 15% maximum federal income tax rate for individual shareholders. The part of the dividends a Fund pays that is attributable to its QDI generally also is subject to that rate for individual shareholders through 2010, and the part of those dividends attributable to dividends from domestic corporations is eligible for the dividends-received deduction available to corporate shareholders.



     On a redemption of Fund shares, a shareholder will realize short-term or long-term capital gain or loss, depending on the shareholder's holding period for the shares. Any capital gain an individual shareholder recognizes on a redemption through the end of 2010 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate. However, any capital loss a shareholder realizes on a redemption of Fund shares held for six months or less must be treated as a long-term (not a short-term) capital loss to the extent of capital gain distributions received with respect to those shares. In addition, any loss a shareholder realizes on a redemption of Fund shares will be disallowed to the extent the shares are replaced within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In that case, the basis in the acquired shares will be adjusted to reflect the disallowed loss.

                                    * * * * *



     The foregoing is an abbreviated summary of the federal income tax consequences of any investment in a Fund. It is based on the applicable provisions of the Internal Revenue Code and Treasury regulations presently in effect, which are subject to change by legislative or administrative action, and any such change may be prospective or retroactive. Fund distributions also may be subject to state and local taxes. Investors are urged to consult their attorneys or other tax advisers regarding specific questions as to federal, foreign, state, or local taxes.


                               GENERAL INFORMATION

DESCRIPTION OF SHARES


     The Declaration of Trust permits the Trustees to establish and designate separate portfolios or funds of the Trust holding the assets of the Trust, the beneficial interests in each of which are represented by separate series of shares. The Trustees are permitted to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the particular fund. Each share represents an interest in a fund proportionately equal to the interest of each other share, except that for the International Value Fund and the Emerging Markets Fund the Investor Class shares are subject to shareholder service fees. The holders of shares have no preemptive or conversion rights. Shares when issued pursuant to the Prospectus are fully paid and non-assessable. Upon a fund's liquidation, all shareholders would share pro rata in the net assets of the fund available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional classes of shares.



     The Trust or any of the Funds may be terminated if approved by the Trustees pursuant to written notice to shareholders or by the approval of the holders of a majority of the Trust's (or the respective Fund's) outstanding shares, as defined in the 1940 Act. Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (2) more than 50% of the outstanding shares of the Fund. If not so terminated, the Trust and the Funds will continue indefinitely.


TRUSTEE AND SHAREHOLDER LIABILITY

     The Declaration of Trust provides that the Trustees will not be liable for any act, omission or obligation of the Trust or any Trustee, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

     Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held liable for the Trust's obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations or where the other party was held not to be bound by the disclaimer.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, CA 90071, has been selected as the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

CUSTODIAN


     The Bank of New York Mellon Corporation, One Wall Street, New York, NY 10286, acts as custodian of each Fund's assets (the "Custodian"). Under its contract with the Trust, the Custodian is authorized to establish and maintain one or more securities accounts and cash accounts for each Fund and to cause foreign securities owned by the Trust to be held in its offices outside the U.S. and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.


TRANSFER AGENT

     DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105, serves as the transfer agent and dividend disbursing agent for the Trust under an agency agreement with the Trust. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

LEGAL COUNSEL


     K&L Gates LLP, Four Embarcadero Center, Suite 1200, San Francisco, CA 94111, is counsel for the Trust. Certain legal matters in connection with the capital shares offered by the Prospectus have been passed upon for the Funds by K&L Gates LLP.


REPORTS TO SHAREHOLDERS

     The fiscal year of the Funds ends on September 30 of each year. Each Fund sends to its shareholders at least semi-annually reports showing the Fund's portfolio and other information. An annual report containing financial statements audited by independent auditors is sent to shareholders each year. After the end of each year, shareholders will receive federal income tax information regarding dividends and capital gains distributions.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Funds have filed with the Commission, under the Securities Act and the 1940 Act, to which reference is hereby made.

FINANCIAL HIGHLIGHTS


     The audited financial statements of the Funds and the reports of PricewaterhouseCoopers LLP thereon are incorporated herein by reference to the Funds' annual reports to shareholders for the fiscal year or period ended September 30, 2008. Such financial statements have been incorporated herein in reliance upon such reports and on the authority of PricewaterhouseCoopers LLP as experts in accounting and auditing. The annual reports are available upon request without charge by contacting the Funds at the address or telephone number set forth on the cover page of this Statement of Additional Information or at www.causewayfunds.com.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of January 1, 2009, the officers and Trustees, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of each class of the International Value Fund and the Emerging Markets Fund. As of January 1, 2009, the officers and Trustees, as a group, owned of record or beneficially approximately 10.64% of the Institutional Class of the Global Value Fund.



     As of January 1, 2009, the following persons owned 5% or more of a class of the outstanding voting securities of a Fund. The ownership percentages below represent ownership of record rather than beneficial ownership:


INTERNATIONAL VALUE FUND:


--------------------------------------- --------------------- ---------------
                                                               Percentage of
Name and Address                         Class Owned            Class Owned
--------------------------------------- --------------------- ---------------
National Financial Services LLC         Investor Class         65.56%
FBO Exclusive Benefit of Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty Street
One World Financial Center
New York NY 10281-1003
--------------------------------------- --------------------- ---------------
Charles Schwab & Co. Inc                Investor Class         11.38%
Special Custody Account for the
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4151
--------------------------------------- --------------------- ---------------

--------------------------------------- --------------------- ---------------
Citigroup Global Markets, Inc.          Investor Class         6.02%
333 W. 74th St., Floor 3
New York, NY 10023-1604
--------------------------------------- --------------------- ---------------
National Financial Services LLC         Institutional Class        9.81%
FBO Exclusive Benefit of Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281-1003
--------------------------------------- --------------------- ---------------
Charles Schwab & Co. Inc                Institutional Class        8.04%
Special Custody Account for the
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4151
--------------------------------------- --------------------- ---------------



GLOBAL VALUE FUND:



--------------------------------------- --------------------- ---------------
                                                               Percentage of
Name and Address                         Class Owned            Class Owned
--------------------------------------- --------------------- ---------------
Sarah H. Ketterer Trust                 Institutional          47.03%
Sarah H. Ketterer Living Trust
15900 Alcima Ave
Pacific Palisades, CA 90272-2404
--------------------------------------- --------------------- ---------------
National Financial Services LLC         Institutional          11.44%
FBO Exclusive Benefit of Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281-1003
--------------------------------------- --------------------- ---------------
Gracie Varras Fermelia &                Institutional          9.41%
David Edward Fermelia
2422 Claygate Court
Los Angeles, CA 90077-1332
--------------------------------------- --------------------- ---------------
Kelly M.Sueoka                          Institutional          9.16%
10647 Wilkins Avenue Apt. 305
Los Angeles, CA 90024-6090
--------------------------------------- --------------------- ---------------
Charles Schwab & Co. Inc                Institutional          5.02%
Special Custody Account for the
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4151
--------------------------------------- --------------------- ---------------

EMERGING MARKETS FUND:


--------------------------------------- --------------------- ---------------
                                                               Percentage of
Name and Address                         Class Owned            Class Owned
--------------------------------------- --------------------- ---------------
Charles Schwab & Co. Inc                Investor Class         40.66%
Special Custody Account for the
Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco CA 94104-4151
--------------------------------------- --------------------- ---------------
National Financial Services LLC         Investor Class         16.30%
FBO Exclusive Benefit of Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty Street
One World Financial Center
New York, NY 10281-1003
--------------------------------------- --------------------- ---------------
The Burch Foundation                    Investor Class         13.06%
Charitable Organization
1 Rockefeller Plaza, Room 302
New York, NY 10020-2083
--------------------------------------- --------------------- ---------------
Deluxe Corporation                      Institutional Class    50.45%
Master Retirement Trust
Attn: Retirement Plan Dept.
3680 Victoria Street N.
Shoreview, MN 55126-2906
--------------------------------------- --------------------- ---------------
W. Scott McConnell TR                   Institutional Class    17.58%
Southern California Lumber
Industry Ret Fund
13191 Crossroads Parkway N, Suite 205
City Industry, CA 91746-3434
--------------------------------------- --------------------- ---------------

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  (1) Declaration of Trust(1)
     (2) Amendment No. 1 to Schedule A to Declaration of Trust(6)
     (3) Amendment No. 2 to Schedule A to Declaration of Trust(8)
     (4) Amendment No. 3 to Schedule A to Declaration of Trust(9)
(b)  Bylaws(1)
(c) Instruments defining rights of Shareholders - none, see Declaration of Trust
(d)  (1) Investment Advisory Agreement for Causeway International Value Fund(2)
     (2) Investment Advisory Agreement for Causeway Emerging Markets Fund(7)
     (3) Investment Advisory Agreement for Causeway Global Value Fund(9)
(e)  (1) Underwriting Agreement(2)
     (2) Amendment No. 1 to Distribution Agreement(6)
     (3) Amendment No. 2 to Distribution Agreement(8)
(f)  Bonus or Profit Sharing Contracts -- none
(g)  (1) Custody Agreements for Causeway International Value Fund(2)
     (2) Amendment to Custody Agreement for Causeway Emerging Markets Fund(7)
     (3) Amendment to Custody Agreement for Causeway Global Value Fund(9)
(h)  Other Material Contracts
     (1) Administration Agreement(2)
     (2) Amendment No. 1 to Administration Agreement(5)
     (3) Amendment No. 2 to Administration Agreement / Amendment No. 1 to Distribution Agreement(6)
     (4) Amendment No. 3 to Administration Agreement(7)
     (5) Amendment No. 4 to Administration Agreement(9)
     (6) Shareholder Service Plan and Agreement(2)
     (7) Expense Limit Agreement for Causeway International Value Fund*
     (8) Expense Limit Agreement for Causeway Emerging Markets Fund*
     (9) Expense Limit Agreement for Causeway Global Value Fund(9)
(i)  Legal Opinion*
(j)  Other Opinions
     (1) Consent of independent registered public accounting firm*
(k)  Omitted Financial statements - none
(l)  Initial Capital Agreement(2)
(m)  Rule 12b-1 Plan - not applicable
(n)  Rule 18f-3 Plan(2)
(o)  Reserved
(p)  (1) Codes of Ethics of Registrant and its investment adviser (3)
     (2) Code of Ethics of Registrant's principal underwriter (3)
     (3) Amended Code of Ethics of Registrant and its investment adviser (4)
     (4) Amended Code of Ethics of Registrant's principal underwriter(4)
     (5) Amended Code of Ethics of Registrant and its investment adviser(6)
     (6) Amended Code of Ethics of Registrant and its investment adviser (8)

-----------------
(1) Incorporated by reference from Registrant's initial Registration Statement filed on August 15, 2001.

(2) Incorporated by reference from Pre-Effective Amendment No. 1 filed on October 15, 2001.

(3) Incorporated by reference from Post-Effective Amendment No. 2 filed on January 28, 2003.

(4) Incorporated by reference from Post-Effective Amendment No. 5 filed on January 28, 2005.

(5) Incorporated by reference from Post-Effective Amendment No. 6 filed on January 30, 2006.

(6) Incorporated by reference from Post-Effective Amendment No. 7 filed on November 16, 2006.

(7) Incorporated by reference from Post-Effective Amendment No. 8 filed on January 30, 2007.

(8) Incorporated by reference from Post-Effective Amendment No. 9 filed on January 30, 2008.

(9) Incorporated by reference from Post-Effective Amendment No. 11 filed on April 29, 2008.

*    Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

Article VIII of the Registrant's Declaration of Trust, provides for indemnification of certain persons acting on behalf of the Registrant. Article VIII, Section 8.1 provides that a trustee, when acting in such capacity, shall not be personally liable to any person for any act, omission, or obligation of the Registrant or any trustee; provided, however, that nothing contained in the Registrant's Declaration of Trust or in the Delaware Statutory Trust Act shall protect any trustee against any liability to the Registrant or the shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of trustee.

Article VII, Section 3 of the Registrant's Bylaws also provides that every person who is, or has been, a trustee or officer of the Registrant is indemnified to the fullest extent permitted by the Delaware Statutory Trust Act, the Registrant's Bylaws and other applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management of the Fund" in the Prospectus and Statement of Additional Information.

The Investment Adviser, a Delaware limited liability company, is a registered investment adviser. Information as to the officers and directors of the Investment Adviser is included in its Form ADV, as filed with the Securities and Exchange Commission (CRD number 113308), and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a) Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

Name                                                   Since
----                                                   -----
     SEI Daily Income Trust                                 July 15, 1982
     SEI Liquid Asset Trust                                 November 29, 1982
     SEI Tax Exempt Trust                                   December 3, 1982
     SEI Institutional Managed Trust                        January 22, 1987
     SEI Institutional International Trust                  August 30, 1988
     The Advisors' Inner Circle Fund                        November 14, 1991
     The Advisors' Inner Circle Fund II                     January 28, 1993
     Bishop Street Funds                                    January 27, 1995
     SEI Asset Allocation Trust                             April 1, 1996
     SEI Institutional Investments Trust                    June 14, 1996
     Oak Associates Funds                                   February 27, 1998
     CNI Charter Funds                                      April 1, 1999
     iShares Inc.                                           January 28, 2000
     iShares Trust                                          April 25, 2000
     Optique Funds, Inc.                                    November 1, 2000
     Causeway Capital Management Trust                      September 20, 2001
     Barclays Global Investors Funds                        March 31, 2003
     SEI Opportunity Fund, LP                               October 1, 2003
     The Arbitrage Funds                                    May 17, 2005
     ProShares Trust                                        November 14, 2005
     The Turner Funds                                       January 1, 2006
     Community Reinvestment Act Qualified Investment Fund   January 8, 2007
     SEI Alpha Strategy Portfolios, LP                      June 29, 2007
     TD Asset Management USA Funds                          July 25, 2007
     SEI Structured Credit Fund, LP                         July 31, 2007
     Wilshire Mutual Funds, Inc.                            July 12, 2008
     Wilshire Variable Insurance Trust                      July 12, 2008
     Forward Funds (Accessor Series)                        August 14, 2008

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) The following table provides information concerning the positions and offices that each director or officer of the Distributor holds with the Distributor and the Registrant. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                     Position and Offices                               Positions and Offices
Name                 With Distributor                                   With Registrant
----                 --------------------                               ---------------------
William M. Doran        Director                                                    --
Edward D. Loughlin      Director                                                    --
Wayne M. Withrow        Director                                                    --
Kevin Barr              President & Chief Executive Officer                         --
Maxine Chou             Chief Financial Officer, Chief Operations Officers
                        & Treasurer                                                 --
John C. Munch           General Counsel & Secretary                                 --
Karen LaTourette        Chief Compliance Officer, Anti-Money Laundering
                        Officer & Assistant Secretary                               --
Mark J. Held            Senior Vice President                                       --
Lori L. White           Vice President & Assistant Secretary                        --
John Coary              Vice President & Assistant Secretary                        --
John Cronin             Vice President                                              --
Robert Silvestri        Vice President                                              --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows: (a) With respect to Rules 31a-1(b)(2)(i)(a) - (e) and 31a-1(b)(3), the required books and records will be maintained at the offices of Registrant's Custodian: The Bank of New York Mellon Corporation, One Wall Street, New York, NY 10286; (b) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(2)(i)(c) - (f); 31a-1(b)(2)(ii) - (iii); and 31a-1(b)(3) - (8), the
required books and records are maintained at the offices of Registrant's
Administrator: SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456; (c) With respect to Rules 31a-1 (b)(2)(iii); 31a-1(b)(4) - (7); 31a-1 (b)(9) - (11); and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Investment
Adviser: Causeway Capital Management LLC, 11111 Santa Monica Blvd., Suite 1500, Los Angeles, CA 90025; (d) With respect to Rule 31a-1 (b)(2)(iv), the required books and records are maintained at the offices of the Registrant's Transfer
Agent: DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105; and (e) With respect to Rule 31a-1 (d), the required books and records are maintained at the offices of the Registrant's Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

ITEM 29. MANAGEMENT SERVICES

None.

ITEM 30.  UNDERTAKINGS

None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Los Angeles, California on the 30th day of January, 2009.

                          CAUSEWAY CAPITAL MANAGEMENT TRUST

                          /s/ Turner Swan
                          ---------------------------------
                          By: Turner Swan
                          President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

NAME                                 TITLE                     DATE
----                                 -----                     ----

/s/Turner Swan                       President & Secretary     January 30, 2009
--------------
Turner Swan

/s/ Michael Lawson                   Treasurer                 January 30, 2009
------------------
Michael Lawson

John A. G. Gavin*                    Trustee and Chairman of   January 30, 2009
-----------------                    the Board
John A. G. Gavin

Mark D. Cone*                        Trustee                   January 30, 2009
-------------
Mark D. Cone

John R. Graham*                      Trustee                   January 30, 2009
---------------
John R. Graham

Lawry J. Meister*                    Trustee                   January 30, 2009
-----------------
Lawry J. Meister

Eric H. Sussman*                     Trustee                   January 30, 2009
----------------
Eric H. Sussman

* By /s/ Gracie V. Fermelia
     ----------------------
     (Gracie V. Fermelia, pursuant to a power of attorney filed herewith)

                                  EXHIBIT INDEX

23(h)(7)   Expense Limit Agreement for Causeway International Value Fund

23(h)(8)   Expense Limit Agreement for Causeway Emerging Markets Fund

23(i)      Legal Opinion

23(j)(1)   Consent of independent registered public accounting firm

Powers of Attorney for John A. G. Gavin, Mark D. Cone, John R. Graham, Lawry J. Meister and Eric H. Sussman, Trustees of Causeway Capital Management Trust

                                POWER OF ATTORNEY

          I, JOHN A. G. GAVIN, the undersigned Trustee of Causeway Capital Management Trust (the "Trust") hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint TURNER SWAN and GRACIE
V. FERMELIA and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

          EXECUTED at LOS ANGELES, CALIFORNIA, this 6th day of January, 2009.
                           (City, State)


                                               /s/ John A. G. Gavin
                                               -------------------------
                                               JOHN A. G. GAVIN, Trustee

                                POWER OF ATTORNEY

          I, ERIC H. SUSSMAN, the undersigned Trustee of Causeway Capital Management Trust (the "Trust") hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint TURNER SWAN and GRACIE
V. FERMELIA and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

          EXECUTED at LOS ANGELES, CALIFORNIA, this 6th day of January, 2009.
                           (City, State)


                                               /s/ Eric H. Sussman
                                               ------------------------
                                               ERIC H. SUSSMAN, Trustee

                                POWER OF ATTORNEY

          I, LAWRY J. MEISTER, the undersigned Trustee of Causeway Capital Management Trust (the "Trust") hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint TURNER SWAN and GRACIE
V. FERMELIA and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

          EXECUTED at LOS ANGELES, CALIFORNIA, this 16th day of January, 2009.
                            (City, State)


                                               /s/ Lawry J. Meister
                                               -------------------------
                                               LAWRY J. MEISTER, Trustee

                                POWER OF ATTORNEY

          I, JOHN R. GRAHAM, the undersigned Trustee of Causeway Capital Management Trust (the "Trust") hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint TURNER SWAN and GRACIE
V. FERMELIA and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

          EXECUTED at LOS ANGELES, CALIFORNIA, this 16th day of January, 2009.
                            (City, State)


                                               /s/ John R. Graham
                                               -----------------------
                                               JOHN R. GRAHAM, Trustee

                                POWER OF ATTORNEY

          I, MARK D. CONE, the undersigned Trustee of Causeway Capital Management Trust (the "Trust") hereby revoke all previous powers of attorney I have signed, if any, and otherwise act in my name and behalf in matters involving the Trust and do hereby constitute and appoint TURNER SWAN and GRACIE
V. FERMELIA and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

          EXECUTED at GREENWICH, CONNECTICUT, this 5th day of January, 2009.
                            (City, State)


                                               /s/ Mark D. Cone
                                               ---------------------
                                               MARK D. CONE, Trustee